UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04651
JOHN HANCOCK STRATEGIC SERIES
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
May 31
Date of reporting period:
November 30, 2024
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the period ended November 30, 2024:
John Hancock Strategic Series
  John Hancock Income Fund
  John Hancock Managed Account Shares Bond Completion Portfolio
  John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio
  John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
  John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
  John Hancock Managed Account Shares Securitized Debt Portfolio

John Hancock Managed Account Shares Bond Completion Portfolio
Bond Completion Portfolio/JHBMX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Managed Account Shares Bond Completion Portfolio (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Completion Portfolio/JHBMX	$0	0.00%
Fund Statistics
Fund net assets	$1,074,438
Total number of portfolio holdings	19
Portfolio turnover rate	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Sector Composition
U.S. Government Agency	54.3%
U.S. Government	30.4%
Financials	6.7%
Health care	2.3%
Communication services	2.2%
Information technology	1.6%
Utilities	1.5%
Short-term investments	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-247-0278.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089597

321SA
11/24
1/25

John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio
Investment-Grade Corporate Bond Portfolio/JMABX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment-Grade Corporate Bond Portfolio/JMABX	$0	0.00%
Fund Statistics
Fund net assets	$378,167,322
Total number of portfolio holdings	294
Portfolio turnover rate	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
Financials	25.1%
Energy	16.4%
Industrials	11.6%
Information technology	10.0%
Health care	9.3%
Utilities	8.3%
Consumer discretionary	6.1%
Communication services	5.0%
Real estate	4.1%
Consumer staples	1.6%
Materials	1.2%
Municipal bonds	0.1%
Short-term investments and other	1.2%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-247-0278.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089597

317SA
11/24
1/25

John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
Non-Investment-Grade Municipal Bond Portfolio/JHFMX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Non-Investment-Grade Municipal Bond Portfolio/JHFMX	$0	0.00%
Fund Statistics
Fund net assets	$20,986,134
Total number of portfolio holdings	102
Portfolio turnover rate	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	4.6%
Revenue bonds	93.9%
Development	22.2%
Health care	17.8%
Education	17.7%
Other revenue	14.0%
Transportation	4.7%
Airport	4.6%
Housing	4.2%
Tobacco	3.1%
Utilities	3.0%
Water and sewer	2.4%
Pollution	0.2%
Short-term investments	1.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-247-0278.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089597

319SA
11/24
1/25

John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Non-Investment-Grade Corporate Bond Portfolio/JMADX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Non-Investment-Grade Corporate Bond Portfolio/JMADX	$0	0.00%
Fund Statistics
Fund net assets	$107,310,284
Total number of portfolio holdings	185
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
Energy	19.7%
Consumer discretionary	19.6%
Industrials	13.7%
Financials	12.9%
Utilities	8.8%
Communication services	8.4%
Materials	7.5%
Consumer staples	3.1%
Health care	2.6%
Information technology	0.8%
Real estate	0.7%
Asset-backed securities	0.4%
Short-term investments and other	1.8%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-247-0278.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089597

318SA
11/24
1/25

John Hancock Managed Account Shares Securitized Debt Portfolio
Securitized Debt Portfolio/JMAEX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Managed Account Shares Securitized Debt Portfolio (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Securitized Debt Portfolio/JMAEX	$0	0.00%
Fund Statistics
Fund net assets	$187,625,775
Total number of portfolio holdings	253
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Asset-backed securities	63.8%
Collateralized mortgage obligations – Commercial and residential	29.9%
Collateralized mortgage obligations – U.S. Government Agency	5.5%
Short-term investments and other	0.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-247-0278.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089597

316SA
11/24
1/25

John Hancock Income Fund
Class A/JHFIX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class A/JHFIX)	$42	0.82%
Fund Statistics
Fund net assets	$1,779,687,324
Total number of portfolio holdings	540
Portfolio turnover rate	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	39.4%
Foreign government obligations	24.2%
U.S. Government	7.9%
U.S. Government Agency	7.9%
Term loans	4.9%
Collateralized mortgage obligations – Commercial and residential	3.8%
Municipal bonds	2.7%
Convertible bonds	2.5%
Collateralized mortgage obligations – U.S. Government Agency	2.1%
Preferred securities	1.0%
Asset-backed securities	1.0%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089174

91SA-A
11/24
1/25

John Hancock Income Fund
Class C/JSTCX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class C/JSTCX)	$78	1.52%
Fund Statistics
Fund net assets	$1,779,687,324
Total number of portfolio holdings	540
Portfolio turnover rate	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	39.4%
Foreign government obligations	24.2%
U.S. Government	7.9%
U.S. Government Agency	7.9%
Term loans	4.9%
Collateralized mortgage obligations – Commercial and residential	3.8%
Municipal bonds	2.7%
Convertible bonds	2.5%
Collateralized mortgage obligations – U.S. Government Agency	2.1%
Preferred securities	1.0%
Asset-backed securities	1.0%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089174

91SA-C
11/24
1/25

John Hancock Income Fund
Class I/JSTIX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class I/JSTIX)	$27	0.52%
Fund Statistics
Fund net assets	$1,779,687,324
Total number of portfolio holdings	540
Portfolio turnover rate	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	39.4%
Foreign government obligations	24.2%
U.S. Government	7.9%
U.S. Government Agency	7.9%
Term loans	4.9%
Collateralized mortgage obligations – Commercial and residential	3.8%
Municipal bonds	2.7%
Convertible bonds	2.5%
Collateralized mortgage obligations – U.S. Government Agency	2.1%
Preferred securities	1.0%
Asset-backed securities	1.0%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089174

91SA-I
11/24
1/25

John Hancock Income Fund
Class R2/JSNSX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class R2/JSNSX)	$47	0.91%
Fund Statistics
Fund net assets	$1,779,687,324
Total number of portfolio holdings	540
Portfolio turnover rate	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	39.4%
Foreign government obligations	24.2%
U.S. Government	7.9%
U.S. Government Agency	7.9%
Term loans	4.9%
Collateralized mortgage obligations – Commercial and residential	3.8%
Municipal bonds	2.7%
Convertible bonds	2.5%
Collateralized mortgage obligations – U.S. Government Agency	2.1%
Preferred securities	1.0%
Asset-backed securities	1.0%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089174

91SA-R2
11/24
1/25

John Hancock Income Fund
Class R4/JSNFX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class R4/JSNFX)	$34	0.66%
Fund Statistics
Fund net assets	$1,779,687,324
Total number of portfolio holdings	540
Portfolio turnover rate	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	39.4%
Foreign government obligations	24.2%
U.S. Government	7.9%
U.S. Government Agency	7.9%
Term loans	4.9%
Collateralized mortgage obligations – Commercial and residential	3.8%
Municipal bonds	2.7%
Convertible bonds	2.5%
Collateralized mortgage obligations – U.S. Government Agency	2.1%
Preferred securities	1.0%
Asset-backed securities	1.0%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089174

91SA-R4
11/24
1/25

John Hancock Income Fund
Class R5/JSNVX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class R5/JSNVX)	$24	0.46%
Fund Statistics
Fund net assets	$1,779,687,324
Total number of portfolio holdings	540
Portfolio turnover rate	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	39.4%
Foreign government obligations	24.2%
U.S. Government	7.9%
U.S. Government Agency	7.9%
Term loans	4.9%
Collateralized mortgage obligations – Commercial and residential	3.8%
Municipal bonds	2.7%
Convertible bonds	2.5%
Collateralized mortgage obligations – U.S. Government Agency	2.1%
Preferred securities	1.0%
Asset-backed securities	1.0%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089174

91SA-R5
11/24
1/25

John Hancock Income Fund
Class R6/JSNWX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class R6/JSNWX)	$21	0.41%
Fund Statistics
Fund net assets	$1,779,687,324
Total number of portfolio holdings	540
Portfolio turnover rate	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	39.4%
Foreign government obligations	24.2%
U.S. Government	7.9%
U.S. Government Agency	7.9%
Term loans	4.9%
Collateralized mortgage obligations – Commercial and residential	3.8%
Municipal bonds	2.7%
Convertible bonds	2.5%
Collateralized mortgage obligations – U.S. Government Agency	2.1%
Preferred securities	1.0%
Asset-backed securities	1.0%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089174

91SA-R6
11/24
1/25

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended November 30, 2024 for the following funds:

John Hancock Strategic Series

  John Hancock Income Fund

  John Hancock Managed Account Shares Bond Completion Portfolio

  John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio

  John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio

  John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio

  John Hancock Managed Account Shares Securitized Debt Portfolio

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Income Fund
Fixed income
November 30, 2024

John Hancock
Income Fund

2	Fund’s investments
28	Financial statements
32	Financial highlights
39	Notes to financial statements
52	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK INCOME FUND |

Fund’s investments
AS OF 11-30-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 15.8%				$280,772,874
(Cost $296,195,699)
U.S. Government 7.9%				140,784,373
U.S. Treasury
Bond	2.000	02-15-50	37,361,000	23,263,060
Bond	2.375	02-15-42	2,240,000	1,678,687
Bond	2.500	02-15-45	5,970,000	4,370,460
Bond	2.750	11-15-42	5,190,000	4,082,462
Bond	3.000	02-15-49	730,000	565,950
Note	1.875	02-15-32	30,998,000	26,637,695
Note	2.625	05-31-27	980,000	944,934
Note	2.750	08-15-32	40,415,000	36,682,924
Note	2.875	05-15-32	14,140,000	12,987,259
Note	3.500	02-15-33	31,010,000	29,570,942
U.S. Government Agency 7.9%				139,988,501
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	4.500	07-01-52	5,497,414	5,293,350
30 Yr Pass Thru	4.500	08-01-52	3,820,140	3,680,724
30 Yr Pass Thru	4.500	12-01-52	4,927,028	4,788,788
30 Yr Pass Thru	4.500	05-01-53	13,576,998	13,208,790
30 Yr Pass Thru	5.000	07-01-52	7,350,387	7,310,204
30 Yr Pass Thru	5.000	08-01-52	2,355,486	2,337,457
30 Yr Pass Thru	5.000	10-01-52	3,443,589	3,412,926
30 Yr Pass Thru	5.000	11-01-52	1,892,703	1,867,067
30 Yr Pass Thru	5.000	11-01-52	3,246,564	3,219,684
30 Yr Pass Thru	5.000	04-01-54	6,916,093	6,826,413
Federal National Mortgage Association
30 Yr Pass Thru	4.500	07-01-52	6,565,950	6,365,311
30 Yr Pass Thru	4.500	08-01-52	7,779,588	7,568,606
30 Yr Pass Thru	4.500	09-01-52	5,138,410	4,981,393
30 Yr Pass Thru	5.000	09-01-52	7,004,997	6,903,220
30 Yr Pass Thru	5.000	09-01-52	5,222,092	5,164,170
30 Yr Pass Thru	5.000	11-01-52	3,461,107	3,428,125
30 Yr Pass Thru	5.000	04-01-54	4,188,677	4,146,144
30 Yr Pass Thru	5.000	05-01-54	4,671,228	4,606,277
30 Yr Pass Thru	5.000	10-01-54	1,808,345	1,787,016
30 Yr Pass Thru	5.500	02-01-54	4,351,856	4,350,998
30 Yr Pass Thru	5.500	03-01-54	6,571,742	6,617,681
30 Yr Pass Thru	5.500	10-01-54	11,607,731	11,685,245
30 Yr Pass Thru	5.500	10-01-54	4,389,892	4,406,860
Government National Mortgage Association
30 Yr Pass Thru	3.500	06-20-52	6,706,942	6,136,743
30 Yr Pass Thru	4.000	08-20-52	2,094,800	1,974,109
30 Yr Pass Thru	4.000	10-20-52	2,480,992	2,338,051
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	2

	Rate (%)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	11-20-52		2,493,874	$2,350,191

30 Yr Pass Thru	4.500	09-20-52		3,345,907	3,232,958
Foreign government obligations 24.2%					$431,343,894
(Cost $453,382,904)
Australia 3.0%					52,925,778
Airservices Australia	5.400	11-15-28	AUD	3,880,000	2,596,086
New South Wales Treasury Corp.	1.500	02-20-32	AUD	2,285,000	1,199,762
New South Wales Treasury Corp.	1.750	03-20-34	AUD	4,700,000	2,326,988
New South Wales Treasury Corp.	2.000	03-08-33	AUD	8,850,000	4,653,543
New South Wales Treasury Corp.	2.250	05-07-41	AUD	5,140,000	2,203,326
New South Wales Treasury Corp.	4.250	02-20-36	AUD	7,175,000	4,311,480
Queensland Treasury Corp. (A)	2.250	11-20-41	AUD	4,995,000	2,108,713
Queensland Treasury Corp. (A)	4.500	08-22-35	AUD	12,470,000	7,691,641
Queensland Treasury Corp. (A)	5.250	07-21-36	AUD	5,040,000	3,291,775
South Australian Government Financing Authority	1.750	05-24-34	AUD	14,085,000	6,927,696
Treasury Corp. of Victoria	2.000	11-20-37	AUD	5,160,000	2,290,185
Treasury Corp. of Victoria	2.250	11-20-34	AUD	3,905,000	1,968,541
Treasury Corp. of Victoria	4.250	12-20-32	AUD	6,860,000	4,286,517
Treasury Corp. of Victoria	4.750	09-15-36	AUD	7,820,000	4,838,569
Treasury Corp. of Victoria	5.000	11-20-40	AUD	3,640,000	2,230,956
Austria 0.4%					7,430,256
Republic of Austria (A)	0.500	02-20-29	EUR	1,550,000	1,527,586
Republic of Austria (A)	2.900	02-20-33	EUR	5,410,000	5,902,670
Brazil 1.0%					18,363,460
Federative Republic of Brazil	10.000	01-01-27	BRL	113,315,000	18,363,460
Canada 2.1%					37,593,164
CDP Financial, Inc.	4.200	12-02-30	CAD	4,045,000	3,018,098
CPPIB Capital, Inc. (A)	2.250	12-01-31	CAD	3,210,000	2,127,260
Government of Canada	2.500	12-01-32	CAD	3,710,000	2,546,877
Government of Canada	2.750	06-01-33	CAD	3,320,000	2,317,941
OMERS Finance Trust (A)	5.500	11-15-33		4,275,000	4,513,133
Province of Alberta	3.100	06-01-50	CAD	7,440,000	4,543,924
Province of British Columbia	4.200	07-06-33		3,695,000	3,605,564
Province of Ontario	3.100	01-31-34	EUR	2,420,000	2,622,761
Province of Ontario	3.450	06-02-45	CAD	3,895,000	2,564,849
Province of Quebec	0.200	04-07-25	EUR	1,860,000	1,947,337
Province of Quebec	4.250	12-01-43	CAD	5,270,000	3,874,479
Province of Quebec	4.500	09-08-33		3,926,000	3,910,941
China 0.2%					2,998,173
People’s Republic of China	2.690	08-12-26	CNY	21,230,000	2,998,173
3	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Finland 0.7%					$12,528,441
Kuntarahoitus OYJ	2.875	01-18-28	EUR	3,600,000	3,872,106
Kuntarahoitus OYJ (3 month NIBOR + 1.250%) (B)	5.960	01-10-25	NOK	28,000,000	2,539,339
Republic of Finland (A)	0.500	09-15-28	EUR	3,180,000	3,159,319
Republic of Finland (A)	3.000	09-15-33	EUR	2,695,000	2,957,677
Germany 0.6%					11,438,416
Federal Republic of Germany	2.200	02-15-34	EUR	8,685,000	9,284,121
Federal Republic of Germany	2.500	03-13-25	EUR	2,040,000	2,154,295
India 1.4%					24,257,639
Export-Import Bank of India (A)	3.875	02-01-28		3,075,000	2,993,960
Republic of India	5.220	06-15-25	INR	395,190,000	4,637,011
Republic of India	6.100	07-12-31	INR	166,260,000	1,891,756
Republic of India	7.100	04-18-29	INR	723,000,000	8,630,890
Republic of India	7.260	02-06-33	INR	289,680,000	3,523,049
Republic of India	7.270	04-08-26	INR	69,990,000	833,712
Republic of India	7.380	06-20-27	INR	145,230,000	1,747,261
Indonesia 2.8%					50,538,465
Republic of Indonesia	1.100	03-12-33	EUR	1,191,000	1,033,590
Republic of Indonesia	3.050	03-12-51		4,315,000	2,957,748
Republic of Indonesia (C)	3.550	03-31-32		2,940,000	2,678,313
Republic of Indonesia	3.850	10-15-30		1,100,000	1,041,906
Republic of Indonesia	5.125	04-15-27	IDR	30,632,000,000	1,859,748
Republic of Indonesia	6.125	05-15-28	IDR	66,668,000,000	4,127,774
Republic of Indonesia	6.375	08-15-28	IDR	126,058,000,000	7,857,224
Republic of Indonesia	6.375	04-15-32	IDR	45,572,000,000	2,783,006
Republic of Indonesia	6.500	06-15-25	IDR	8,527,000,000	538,409
Republic of Indonesia	6.500	02-15-31	IDR	128,889,000,000	7,978,148
Republic of Indonesia	6.625	05-15-33	IDR	87,567,000,000	5,408,810
Republic of Indonesia	6.625	02-15-34	IDR	42,160,000,000	2,612,504
Republic of Indonesia	7.500	06-15-35	IDR	19,373,000,000	1,261,048
Republic of Indonesia	8.375	09-15-26	IDR	49,203,000,000	3,199,584
Republic of Indonesia	8.750	05-15-31	IDR	48,811,000,000	3,362,416
Republic of Indonesia	9.000	03-15-29	IDR	26,967,000,000	1,838,237
Ireland 0.2%					3,091,552
Republic of Ireland	0.350	10-18-32	EUR	2,025,000	1,847,383
Republic of Ireland	1.100	05-15-29	EUR	1,230,000	1,244,169
Italy 0.2%					3,248,109
Republic of Italy	1.250	02-17-26		3,387,000	3,248,109
Japan 1.5%					26,949,018
Government of Japan	0.005	12-01-24	JPY	2,882,250,000	19,264,445
Government of Japan	0.005	03-20-27	JPY	511,400,000	3,373,385
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	4

	Rate (%)	Maturity date		Par value^	Value
Japan (continued)
Government of Japan	2.100	12-20-25	JPY	634,400,000	$4,311,188
Malaysia 0.2%					3,371,523
Government of Malaysia	3.844	04-15-33	MYR	14,961,000	3,371,523
Netherlands 0.2%					4,406,636
BNG Bank NV	3.300	07-17-28	AUD	3,970,000	2,492,977
Kingdom of the Netherlands (A)	2.500	07-15-34	EUR	1,785,000	1,913,659
New Zealand 2.9%					51,345,958
Government of New Zealand	2.750	04-15-25	NZD	13,155,000	7,750,614
Government of New Zealand	2.750	04-15-37	NZD	11,450,000	5,611,192
Government of New Zealand	3.500	04-14-33	NZD	9,050,000	5,058,962
Government of New Zealand	4.250	05-15-34	NZD	21,680,000	12,732,435
Government of New Zealand	4.250	05-15-36	NZD	2,953,000	1,708,054
Government of New Zealand	4.500	05-15-35	NZD	11,400,000	6,787,855
New Zealand Local Government Funding Agency	1.500	04-15-26	NZD	2,215,000	1,267,508
New Zealand Local Government Funding Agency	2.250	05-15-31	NZD	8,170,000	4,196,001
New Zealand Local Government Funding Agency	2.750	04-15-25	NZD	7,300,000	4,296,307
New Zealand Local Government Funding Agency	3.500	04-14-33	NZD	3,595,000	1,937,030
Norway 1.2%					21,108,916
Kingdom of Norway (A)	1.250	09-17-31	NOK	49,680,000	3,905,484
Kingdom of Norway (A)	2.125	05-18-32	NOK	113,695,000	9,399,914
Kingdom of Norway (A)	3.000	08-15-33	NOK	37,720,000	3,287,439
Kingdom of Norway (A)	3.500	10-06-42	NOK	6,532,000	596,000
Kingdom of Norway (A)	3.625	04-13-34	NOK	15,915,000	1,453,835
Kommunalbanken AS	2.500	08-03-32	AUD	3,140,000	1,737,375
Kommunalbanken AS	4.250	07-16-25	AUD	1,120,000	728,869
Philippines 1.6%					29,215,524
Republic of the Philippines	0.875	05-17-27	EUR	4,645,000	4,639,826
Republic of the Philippines	2.625	08-12-25	PHP	366,790,000	6,112,787
Republic of the Philippines	3.625	09-09-25	PHP	131,755,000	2,206,942
Republic of the Philippines	6.125	08-22-28	PHP	249,565,000	4,273,088
Republic of the Philippines	6.250	01-14-36	PHP	142,000,000	2,403,497
Republic of the Philippines	6.500	05-19-29	PHP	213,960,000	3,720,793
Republic of the Philippines	6.750	09-15-32	PHP	235,270,000	4,198,343
Republic of the Philippines	8.000	09-30-35	PHP	84,500,000	1,660,248
Qatar 0.1%					2,297,792
State of Qatar (A)	4.817	03-14-49		2,440,000	2,297,792
5	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Singapore 0.7%					$12,514,169
Republic of Singapore	2.375	06-01-25	SGD	7,030,000	5,234,313
Republic of Singapore	3.375	09-01-33	SGD	9,315,000	7,279,856
South Korea 1.9%					33,681,803
Republic of Korea	1.375	12-10-29	KRW	9,488,460,000	6,399,411
Republic of Korea	2.125	06-10-27	KRW	5,123,440,000	3,627,632
Republic of Korea	2.375	03-10-27	KRW	17,170,670,000	12,231,872
Republic of Korea	3.125	09-10-27	KRW	4,303,900,000	3,124,742
Republic of Korea	3.250	06-10-33	KRW	6,452,000,000	4,804,496
Republic of Korea	4.250	12-10-32	KRW	4,408,980,000	3,493,650
United Arab Emirates 0.1%					1,299,841
Government of Abu Dhabi (A)	3.875	04-16-50		1,625,000	1,299,841
United Kingdom 1.2%					20,739,261
Government of the United Kingdom	0.500	01-31-29	GBP	9,795,000	10,821,336
Government of the United Kingdom	3.250	01-31-33	GBP	5,805,000	6,917,977

Government of the United Kingdom	4.250	03-07-36	GBP	2,375,000	2,999,948
Corporate bonds 39.4%					$701,050,188
(Cost $738,288,698)
Communication services 3.7%					66,154,925
Diversified telecommunication services 0.1%
Cellnex Finance Company SA	2.000	09-15-32	EUR	1,500,000	1,448,025
Entertainment 0.1%
WMG Acquisition Corp. (A)(C)	3.000	02-15-31		1,545,000	1,365,456
Interactive media and services 0.1%
Match Group Holdings II LLC (A)	4.125	08-01-30		2,690,000	2,434,628
Media 1.9%
Charter Communications Operating LLC	2.800	04-01-31		2,985,000	2,559,806
Charter Communications Operating LLC	5.125	07-01-49		7,775,000	6,380,702
Charter Communications Operating LLC	5.750	04-01-48		5,595,000	5,001,659
Charter Communications Operating LLC	6.484	10-23-45		2,280,000	2,241,469
LCPR Senior Secured Financing DAC (A)(C)	5.125	07-15-29		3,535,000	2,901,678
News Corp. (A)	3.875	05-15-29		7,145,000	6,710,612
Sirius XM Radio, Inc. (A)	4.125	07-01-30		4,245,000	3,830,007
Virgin Media Secured Finance PLC (A)	4.500	08-15-30		2,250,000	1,987,081
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	6

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Virgin Media Secured Finance PLC (A)	5.500	05-15-29		2,489,000	$2,362,647
Wireless telecommunication services 1.5%
T-Mobile USA, Inc.	2.700	03-15-32		1,965,000	1,697,174
T-Mobile USA, Inc.	2.875	02-15-31		1,815,000	1,610,114
T-Mobile USA, Inc.	3.375	04-15-29		2,160,000	2,035,580
T-Mobile USA, Inc.	3.500	04-15-31		4,340,000	4,003,782
T-Mobile USA, Inc.	3.875	04-15-30		3,930,000	3,754,849
Vmed O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	3,235,000	3,179,831
Vmed O2 UK Financing I PLC (A)	4.250	01-31-31		12,285,000	10,649,825
Consumer discretionary 3.5%					61,681,234
Automobiles 1.2%
Ford Motor Company	3.250	02-12-32		13,418,000	11,445,056
Ford Motor Credit Company LLC	2.900	02-16-28		1,605,000	1,490,851
Ford Motor Credit Company LLC	4.000	11-13-30		3,145,000	2,880,066
Ford Motor Credit Company LLC	4.542	08-01-26		1,160,000	1,146,808
Ford Motor Credit Company LLC	5.780	04-30-30	GBP	1,430,000	1,802,599
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (D)	5.700	09-30-30		1,215,000	1,183,518
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (C)(D)	6.500	09-30-28		615,000	618,646
Hotels, restaurants and leisure 2.3%
Carnival Corp. (A)	5.750	01-15-30	EUR	2,060,000	2,327,993
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		3,225,000	2,843,496
Hilton Domestic Operating Company, Inc.	4.875	01-15-30		1,300,000	1,264,311
Hyatt Hotels Corp.	5.750	04-23-30		3,416,000	3,534,604
MGM Resorts International (C)	4.750	10-15-28		470,000	456,030
New Red Finance, Inc. (A)	3.500	02-15-29		4,854,000	4,497,066
New Red Finance, Inc. (A)	3.875	01-15-28		1,833,000	1,744,435
Royal Caribbean Cruises, Ltd. (A)	6.000	02-01-33		5,430,000	5,498,244
Travel + Leisure Company (A)	4.500	12-01-29		4,124,000	3,895,485
Yum! Brands, Inc.	3.625	03-15-31		8,470,000	7,668,148
Yum! Brands, Inc.	4.625	01-31-32		4,030,000	3,790,076
Yum! Brands, Inc. (A)	4.750	01-15-30		3,720,000	3,593,802
Consumer staples 2.8%					49,238,840
Beverages 0.2%
Becle SAB de CV (A)	2.500	10-14-31		3,855,000	3,141,642
7	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Consumer staples distribution and retail 0.1%
Performance Food Group, Inc. (A)	4.250	08-01-29		2,235,000	$2,101,457
Food products 2.5%
Bimbo Bakeries USA, Inc. (A)	5.375	01-09-36		3,155,000	3,105,018
Darling Ingredients, Inc. (A)	6.000	06-15-30		2,820,000	2,810,173
JBS USA LUX SA	3.625	01-15-32		4,140,000	3,689,300
JBS USA LUX SA	5.750	04-01-33		1,936,000	1,973,634
Kraft Heinz Foods Company	4.375	06-01-46		4,880,000	4,126,277
Kraft Heinz Foods Company	6.875	01-26-39		3,480,000	3,951,121
Kraft Heinz Foods Company (A)	7.125	08-01-39		3,060,000	3,536,053
MARB BondCo PLC (A)	3.950	01-29-31		6,410,000	5,525,902
NBM US Holdings, Inc. (A)	7.000	05-14-26		935,000	938,503
Post Holdings, Inc. (A)	4.500	09-15-31		1,210,000	1,101,876
Post Holdings, Inc. (A)	4.625	04-15-30		4,235,000	3,971,024
Post Holdings, Inc. (A)	5.500	12-15-29		1,050,000	1,023,903
Post Holdings, Inc. (A)	5.625	01-15-28		2,117,000	2,136,857
Post Holdings, Inc. (A)	6.375	03-01-33		6,130,000	6,106,100
Energy 7.0%					124,940,998
Energy equipment and services 0.2%
Helmerich & Payne, Inc.	2.900	09-29-31		4,645,000	3,969,645
Oil, gas and consumable fuels 6.8%
Aker BP ASA (A)	3.750	01-15-30		1,120,000	1,049,653
Aker BP ASA (A)	5.125	10-01-34		3,820,000	3,695,803
Antero Resources Corp. (A)	5.375	03-01-30		1,860,000	1,827,276
Cenovus Energy, Inc.	3.500	02-07-28	CAD	2,280,000	1,615,241
Cenovus Energy, Inc.	5.400	06-15-47		2,411,000	2,267,274
Cenovus Energy, Inc.	6.750	11-15-39		8,010,000	8,881,371
Cheniere Energy Partners LP	4.000	03-01-31		6,505,000	6,109,117
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33		3,795,000	4,000,149
Continental Resources, Inc. (A)	2.875	04-01-32		6,869,000	5,771,868
Continental Resources, Inc. (A)	5.750	01-15-31		4,811,000	4,846,386
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%)	7.200	06-27-54		3,530,000	3,665,220
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84		4,285,000	4,771,943
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30		3,980,000	4,062,283
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54		5,545,000	5,898,094
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	8

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
EQT Corp. (A)	3.625	05-15-31		7,640,000	$6,960,168
EQT Corp.	5.750	02-01-34		2,070,000	2,118,021
Expand Energy Corp.	5.700	01-23-25		75,000	74,966
MC Brazil Downstream Trading SARL (A)(C)	7.250	06-30-31		3,719,784	3,090,476
Occidental Petroleum Corp.	6.125	01-01-31		3,520,000	3,650,023
Occidental Petroleum Corp.	6.450	09-15-36		3,640,000	3,824,533
Occidental Petroleum Corp.	6.625	09-01-30		4,275,000	4,529,259
Occidental Petroleum Corp.	7.500	05-01-31		1,545,000	1,720,860
Ovintiv, Inc.	6.500	08-15-34		3,015,000	3,203,910
Ovintiv, Inc.	6.500	02-01-38		2,670,000	2,816,420
Pertamina Persero PT (A)	3.100	01-21-30		1,000,000	908,835
Pertamina Persero PT (A)(C)	3.650	07-30-29		1,085,000	1,027,161
Petrorio Luxembourg Holding Sarl (A)	6.125	06-09-26		2,400,000	2,395,868
QatarEnergy (A)	2.250	07-12-31		1,775,000	1,521,622
QatarEnergy (A)	3.300	07-12-51		1,405,000	998,973
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%) (A)	7.500	03-01-55		2,265,000	2,370,522
Targa Resources Partners LP	4.000	01-15-32		2,375,000	2,199,621
The Williams Companies, Inc.	3.500	11-15-30		5,255,000	4,894,206
TransCanada PipeLines, Ltd.	4.100	04-15-30		6,900,000	6,638,174
Transcanada Trust (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%)	5.600	03-07-82		3,640,000	3,487,503
Transcontinental Gas Pipe Line Company LLC	3.250	05-15-30		585,000	540,171
Var Energi ASA (A)	7.500	01-15-28		1,755,000	1,867,039
Western Midstream Operating LP	4.050	02-01-30		1,760,000	1,671,344
Financials 7.2%					128,065,298
Banks 5.4%
Asian Development Bank	3.625	01-22-29	NOK	28,000,000	2,518,744
Asian Development Bank	3.750	08-18-25	NZD	3,120,000	1,842,507
Bank of America Corp. (1.776% to 5-4-26, then 3 month EURIBOR + 1.200%)	1.776	05-04-27	EUR	2,760,000	2,874,317
Bank of Montreal (7.300% to 11-26-34, then 5 Year CMT + 3.010%)	7.300	11-26-84		2,420,000	2,498,703
Bank of Montreal (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%)	7.325	11-26-82	CAD	6,050,000	4,550,172
9	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
BNP Paribas SA (8.500% to 8-14-28, then 5 Year CMT + 4.354%) (A)(D)	8.500	08-14-28		495,000	$515,936
Comerica, Inc. (5.625% to 10-1-25, then 5 Year CMT + 5.291%) (C)(D)	5.625	07-01-25		8,855,000	8,815,139
European Investment Bank	0.250	01-20-32	EUR	5,395,000	4,906,726
European Investment Bank	1.250	02-17-27	NOK	23,500,000	2,019,924
Inter-American Development Bank	2.700	01-29-26	AUD	2,852,000	1,824,773
Inter-American Development Bank	2.750	10-30-25	AUD	1,095,000	703,336
Inter-American Development Bank	4.700	10-03-30	AUD	4,945,000	3,250,916
International Bank for Reconstruction & Development	1.250	03-16-26	NOK	14,270,000	1,248,657
International Bank for Reconstruction & Development	1.800	01-19-27	CAD	1,935,000	1,343,754
International Bank for Reconstruction & Development	1.900	01-16-25	CAD	2,530,000	1,803,229
International Bank for Reconstruction & Development	4.250	09-18-30	CAD	2,415,000	1,815,981
International Development Association	1.750	02-17-27	NOK	13,510,000	1,168,657
International Finance Corp.	0.500	10-08-25	NOK	45,610,000	4,000,911
International Finance Corp.	1.250	02-06-31	AUD	8,695,000	4,651,205
International Finance Corp.	3.635	08-26-33	AUD	3,710,000	2,216,446
National Bank of Canada (5.600% to 7-2-26, then Overnight SOFR + 1.036%)	5.600	07-02-27		3,095,000	3,131,260
Nordic Investment Bank	4.000	11-04-26	NOK	13,000,000	1,178,436
Nykredit Realkredit A/S	1.000	07-01-25	DKK	13,680,000	1,922,564
Realkredit Danmark A/S	1.000	01-01-26	DKK	20,470,000	2,865,437
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) (D)	4.200	02-24-27	CAD	3,040,000	1,943,468
Royal Bank of Canada (6.350% to 11-24-34, then 5 Year CMT + 2.257%)	6.350	11-24-84		3,790,000	3,682,627
Royal Bank of Canada (7.500% to 5-2-29, then 5 Year CMT + 2.887%)	7.500	05-02-84		7,915,000	8,232,447
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	10

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Societe Generale SA (8.125% to 5-21-30, then 5 Year CMT + 3.790%) (A)(D)	8.125	11-21-29		2,235,000	$2,208,476
The Asian Infrastructure Investment Bank	0.200	12-15-25	GBP	2,385,000	2,904,377
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82		5,180,000	5,522,134
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82		4,375,000	4,596,681
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (D)	3.700	01-15-27		3,300,000	3,131,107
Capital markets 0.9%
MSCI, Inc. (A)	3.250	08-15-33		1,875,000	1,613,512
MSCI, Inc. (A)	3.625	09-01-30		4,865,000	4,497,554
MSCI, Inc. (A)	3.625	11-01-31		3,952,000	3,600,906
MSCI, Inc. (A)	3.875	02-15-31		3,660,000	3,386,069
The Goldman Sachs Group, Inc.	0.250	01-26-28	EUR	670,000	658,461
The Goldman Sachs Group, Inc.	2.000	11-01-28	EUR	1,688,000	1,731,566
Financial services 0.4%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	2,250,000	2,037,218
Berkshire Hathaway Finance Corp.	4.200	08-15-48		2,315,000	2,028,781
Fidelity National Information Services, Inc.	1.500	05-21-27	EUR	2,300,000	2,362,034
Fiserv, Inc.	1.125	07-01-27	EUR	1,100,000	1,125,462
Insurance 0.5%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-68		7,990,000	9,134,688
Health care 2.9%					52,429,245
Health care equipment and supplies 0.2%
Boston Scientific Corp.	0.625	12-01-27	EUR	4,250,000	4,235,881
Health care providers and services 2.4%
Centene Corp.	2.500	03-01-31		4,160,000	3,492,534
Centene Corp.	3.000	10-15-30		6,540,000	5,702,991
Centene Corp.	3.375	02-15-30		7,055,000	6,354,255
Centene Corp.	4.625	12-15-29		1,170,000	1,121,771
HCA, Inc.	3.500	09-01-30		16,505,000	15,224,442
HCA, Inc.	5.600	04-01-34		8,210,000	8,302,428
Rede D’Or Finance Sarl (A)	4.500	01-22-30		1,336,000	1,222,287
Rede D’Or Finance Sarl (A)	4.950	01-17-28		2,126,000	2,059,119
11	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Life sciences tools and services 0.2%
Thermo Fisher Scientific, Inc.	0.500	03-01-28	EUR	2,130,000	$2,102,313
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	1,391,000	1,449,895
Pharmaceuticals 0.1%
Allergan Funding SCS	2.625	11-15-28	EUR	1,145,000	1,161,329
Industrials 4.3%					76,859,141
Aerospace and defense 1.2%
Airbus SE	1.625	06-09-30	EUR	1,135,000	1,131,837
DAE Funding LLC (A)	3.375	03-20-28		2,530,000	2,382,982
The Boeing Company	5.150	05-01-30		7,330,000	7,298,494
The Boeing Company	5.805	05-01-50		1,445,000	1,381,639
TransDigm, Inc. (A)	7.125	12-01-31		8,384,000	8,714,640
Building products 0.0%
Johnson Controls International PLC	0.375	09-15-27	EUR	1,080,000	1,071,697
Ground transportation 0.3%
Indian Railway Finance Corp., Ltd. (A)	3.249	02-13-30		2,545,000	2,338,288
Uber Technologies, Inc.	4.800	09-15-34		2,550,000	2,496,175
Passenger airlines 2.1%
American Airlines, Inc. (A)	5.750	04-20-29		7,495,000	7,482,513
Delta Air Lines 2020-1 Class A Pass Through Trust	2.500	12-10-29		1,325,021	1,234,312
Delta Air Lines, Inc.	4.375	04-19-28		4,580,000	4,471,134
Delta Air Lines, Inc. (A)	4.750	10-20-28		13,863,000	13,769,554
Delta Air Lines, Inc.	7.375	01-15-26		1,730,000	1,766,424
JetBlue Airways Corp. (A)	9.875	09-20-31		2,265,000	2,382,844
United Airlines, Inc. (A)	4.625	04-15-29		6,490,000	6,237,308
Trading companies and distributors 0.7%
AerCap Ireland Capital DAC (6.950% to 3-10-30, then 5 Year CMT + 2.720%)	6.950	03-10-55		4,090,000	4,241,035
United Rentals North America, Inc.	3.875	02-15-31		6,395,000	5,845,903
United Rentals North America, Inc.	4.000	07-15-30		2,620,000	2,429,431
United Rentals North America, Inc.	5.500	05-15-27		183,000	182,931
Information technology 0.6%					10,728,659
IT services 0.3%
Gartner, Inc. (A)	3.750	10-01-30		5,765,000	5,332,995
Technology hardware, storage and peripherals 0.3%
CDW LLC	3.569	12-01-31		1,415,000	1,267,669
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	12

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
Dell International LLC	8.350	07-15-46		3,112,000	$4,127,995
Materials 2.9%					50,809,763
Chemicals 0.2%
Braskem Netherlands Finance BV (A)(C)	4.500	01-31-30		2,328,000	2,033,819
Braskem Netherlands Finance BV (A)(C)	5.875	01-31-50		990,000	727,780
Construction materials 0.1%
Cemex SAB de CV (A)	3.875	07-11-31		1,427,000	1,269,689
Containers and packaging 1.3%
Ardagh Metal Packaging Finance USA LLC (A)	3.000	09-01-29	EUR	1,495,000	1,334,344
Ardagh Metal Packaging Finance USA LLC (A)(C)	3.250	09-01-28		2,110,000	1,899,849
Avery Dennison Corp.	1.250	03-03-25	EUR	2,100,000	2,207,057
Ball Corp.	1.500	03-15-27	EUR	199,000	203,276
Ball Corp.	2.875	08-15-30		9,750,000	8,563,689
Ball Corp.	6.875	03-15-28		5,495,000	5,682,402
Berry Global, Inc. (A)	5.625	07-15-27		3,260,000	3,255,725
Metals and mining 1.3%
Cleveland-Cliffs, Inc. (A)(C)	4.875	03-01-31		1,716,000	1,573,179
Cleveland-Cliffs, Inc. (A)	6.750	04-15-30		2,207,000	2,218,671
Cleveland-Cliffs, Inc. (A)	7.375	05-01-33		4,185,000	4,263,073
Corp. Nacional del Cobre de Chile (A)	4.875	11-04-44		2,130,000	1,810,646
Corp. Nacional del Cobre de Chile (A)	6.440	01-26-36		2,830,000	2,943,967
Freeport-McMoRan, Inc.	4.125	03-01-28		635,000	618,144
Freeport-McMoRan, Inc.	4.625	08-01-30		2,050,000	2,001,429
Freeport-McMoRan, Inc.	5.400	11-14-34		2,425,000	2,461,138
Freeport-McMoRan, Inc.	5.450	03-15-43		5,930,000	5,741,886
Real estate 1.6%					28,830,296
Hotel and resort REITs 0.1%
Host Hotels & Resorts LP	3.375	12-15-29		970,000	894,847
Host Hotels & Resorts LP	3.500	09-15-30		975,000	890,431
Specialized REITs 1.5%
American Tower Corp.	1.950	05-22-26	EUR	785,000	819,933
American Tower Corp.	4.625	05-16-31	EUR	1,725,000	1,968,388
American Tower Trust I (A)	5.490	03-15-28		3,605,000	3,652,593
SBA Communications Corp.	3.125	02-01-29		4,325,000	3,956,865
SBA Communications Corp.	3.875	02-15-27		8,735,000	8,485,183
VICI Properties LP (A)	4.125	08-15-30		3,450,000	3,227,874
13	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Real estate (continued)
Specialized REITs (continued)
VICI Properties LP (A)	4.625	12-01-29		1,395,000	$1,348,003
VICI Properties LP	5.125	05-15-32		3,630,000	3,586,179
Utilities 2.9%					51,311,789
Electric utilities 1.7%
American Electric Power Company, Inc. (6.950% to 12-15-34, then 5 Year CMT + 2.675%)	6.950	12-15-54		7,040,000	7,355,473
Duke Energy Corp. (6.450% to 9-1-34, then 5 Year CMT + 2.588%)	6.450	09-01-54		845,000	857,858
EDP Finance BV	1.875	09-21-29	EUR	500,000	506,072
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76		6,930,000	7,000,596
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%) (A)	7.625	12-15-54		1,990,000	2,057,572
FirstEnergy Corp.	2.250	09-01-30		3,545,000	3,062,444
FirstEnergy Corp.	2.650	03-01-30		3,940,000	3,527,062
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	4.125	05-15-27		1,414,000	1,388,563
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	5.450	05-21-28		3,805,000	3,846,752
Independent power and renewable electricity producers 0.5%
DPL, Inc.	4.125	07-01-25		4,630,000	4,603,676
The AES Corp. (A)	3.950	07-15-30		725,000	675,185
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55		3,300,000	3,436,314
Multi-utilities 0.7%
Dominion Energy, Inc. (6.625% to 5-15-35, then 5 Year CMT + 2.207%)	6.625	05-15-55		3,635,000	3,724,421
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55		870,000	916,452
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54		3,900,000	4,132,982
E.ON SE	0.625	11-07-31	EUR	1,530,000	1,387,881

Sempra (6.550% to 4-1-35, then 5 Year CMT + 2.138%)	6.550	04-01-55		2,825,000	2,832,486
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	14

	Rate (%)	Maturity date	Par value^	Value

Convertible bonds 2.5%				$43,951,244
(Cost $43,669,359)
Communication services 0.2%				3,575,400
Media 0.2%
Liberty Media Corp. (A)	2.375	09-30-53	2,525,000	3,575,400
Consumer discretionary 0.6%				10,439,900
Hotels, restaurants and leisure 0.4%
Carnival Corp.	5.750	12-01-27	2,130,000	4,364,411
Marriott Vacations Worldwide Corp.	3.250	12-15-27	2,485,000	2,359,508
Specialty retail 0.2%
Burlington Stores, Inc.	1.250	12-15-27	2,505,000	3,715,981
Industrials 1.0%				16,941,238
Ground transportation 0.3%
Uber Technologies, Inc. (A)	0.875	12-01-28	4,255,000	5,089,616
Passenger airlines 0.7%
Air Canada	4.000	07-01-25	1,900,000	2,269,964
American Airlines Group, Inc.	6.500	07-01-25	5,555,000	5,995,178
Southwest Airlines Company	1.250	05-01-25	3,530,000	3,586,480
Utilities 0.7%				12,994,706
Electric utilities 0.5%
The Southern Company (A)	4.500	06-15-27	4,705,000	5,080,123
TXNM Energy, Inc. (A)	5.750	06-01-54	3,230,000	3,734,627
Multi-utilities 0.1%
CenterPoint Energy, Inc.	4.250	08-15-26	2,125,000	2,195,608
Water utilities 0.1%

American Water Capital Corp.	3.625	06-15-26	1,980,000	1,984,348
Municipal bonds 2.7%				$47,471,602
(Cost $47,542,340)
City of Charleston Waterworks & Sewer System Revenue (South Carolina)	5.000	01-01-54	2,370,000	2,624,961
Commonwealth of Massachusetts Transportation Fund Revenue	5.000	06-01-53	1,575,000	1,725,949
Commonwealth of Massachusetts Transportation Fund Revenue	5.000	06-01-54	3,930,000	4,299,534
Metropolitan Transportation Authority Dedicated Tax Fund (New York)	5.000	11-15-51	3,165,000	3,473,345
Metropolitan Transportation Authority Dedicated Tax Fund (New York)	4.000	11-15-54	2,385,000	2,362,994
15	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

New York City Municipal Water Finance Authority	5.250	06-15-53	1,955,000	$2,195,199
New York Power Authority	4.000	11-15-54	1,450,000	1,440,096
New York State Dormitory Authority	5.500	07-01-54	2,775,000	3,182,023
Ohio Water Development Authority Water Pollution Control Loan Fund	5.000	12-01-35	2,775,000	3,264,760
Port Authority of New York & New Jersey	5.000	09-01-32	2,540,000	2,815,589
Port Authority of New York & New Jersey	5.000	09-01-36	925,000	1,032,885
Salt River Project Agricultural Improvement & Power District (Arizona)	5.000	01-01-54	4,690,000	5,165,840
Salt River Project Agricultural Improvement & Power District (Arizona)	5.250	01-01-54	7,650,000	8,633,133
Salt River Project Agricultural Improvement & Power District (Arizona)	5.000	05-01-39	1,750,000	2,041,525

Texas Water Development Board	4.125	10-15-47	3,180,000	3,213,769
Term loans (E) 4.9%				$87,792,263
(Cost $87,687,579)
Communication services 0.4%				7,206,361
Entertainment 0.4%
Delta 2 Lux Sarl, 2024 Term Loan B1 (3 month CME Term SOFR + 2.000%)	6.647	09-30-31	2,184,000	2,192,190
Delta 2 Lux Sarl, 2024 Term Loan B2 (F)	TBD	09-10-31	1,092,000	1,096,095
UFC Holdings LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.250%)	6.770	11-14-31	3,892,000	3,918,076
Consumer discretionary 1.3%				22,698,379
Hotels, restaurants and leisure 1.3%
Aramark Services, Inc., 2019 Term Loan B4 (1 month CME Term SOFR + 1.750%)	6.437	01-15-27	1,250,000	1,250,388
Aramark Services, Inc., 2024 Term Loan B7 (1 month CME Term SOFR + 2.000%)	6.573	04-06-28	993,000	995,641
Aramark Services, Inc., 2024 Term Loan B8 (1 month CME Term SOFR + 2.000%)	6.573	06-22-30	500,000	501,625
Carnival Corp., 2024 Term Loan B1 (1 month CME Term SOFR + 2.750%)	7.323	10-18-28	2,508,000	2,520,540
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	16

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Carnival Corp., 2024 Term Loan B2 (1 month CME Term SOFR + 2.750%)	7.323	08-08-27	1,886,545	$1,901,487
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (F)	TBD	11-08-30	2,490,000	2,504,641
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%)	6.323	09-20-30	10,862,775	10,841,049
Travel + Leisure Company, 2023 Term Loan B (1 month CME Term SOFR + 3.250%)	7.938	12-14-29	2,176,479	2,183,008
Health care 0.4%				6,743,836
Health care equipment and supplies 0.4%
Medline Borrower LP, 2024 USD Add-on Term Loan B (1 month CME Term SOFR + 2.250%)	6.823	10-23-28	6,455,000	6,492,116
Pharmaceuticals 0.0%
Organon & Company, 2024 USD Term Loan B (1 month CME Term SOFR + 2.500%)	7.099	05-19-31	250,000	251,720
Industrials 2.3%				41,802,614
Aerospace and defense 0.2%
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 2.500%)	7.104	02-28-31	1,845,375	1,844,748
TransDigm, Inc., 2024 Term Loan (Prime rate + 1.500%)	7.320	01-19-32	1,845,000	1,843,856
TransDigm, Inc., 2024 Term Loan K (3 month CME Term SOFR + 2.750%)	7.354	03-22-30	661,675	661,946
Commercial services and supplies 0.2%
Clean Harbors, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	6.323	10-09-28	4,395,000	4,430,160
Construction and engineering 0.3%
AECOM, 2024 Term Loan (1 month CME Term SOFR + 1.750%)	6.323	04-18-31	4,902,713	4,946,837
Passenger airlines 0.8%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month CME Term SOFR + 4.750%)	9.629	04-20-28	2,047,500	2,112,078
AS Mileage Plan IP, Ltd., Term Loan B (3 month CME Term SOFR + 2.000%)	6.656	10-15-31	3,065,000	3,077,781
17	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
JetBlue Airways Corp., 2024 Term Loan B (3 month CME Term SOFR + 5.500%)	10.517	08-27-29	4,395,000	$4,441,719
United Airlines, Inc., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 2.000%)	6.635	02-22-31	4,535,550	4,558,228
Professional services 0.4%
CACI International, Inc., Term Loan B (1 month CME Term SOFR + 1.750%)	6.415	10-30-31	6,645,000	6,645,000
Trading companies and distributors 0.3%
United Rentals North America, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	6.323	02-14-31	4,698,450	4,740,736
Transportation infrastructure 0.1%
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B1 (1 month CME Term SOFR + 2.250%)	6.823	10-31-31	1,799,520	1,810,767
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B2 (1 month CME Term SOFR + 2.250%)	6.823	10-31-31	684,480	688,758
Information technology 0.3%				4,936,184
Software 0.3%
Cloud Software Group, Inc., 2024 USD Term Loan (F)	TBD	03-21-31	4,915,000	4,936,184
Utilities 0.2%				4,404,889
Electric utilities 0.2%

NRG Energy, Inc., 2024 Term Loan (F)	TBD	04-16-31	4,395,000	4,404,889
Collateralized mortgage obligations 5.9%				$105,672,084
(Cost $105,838,361)
Commercial and residential 3.8%				68,576,771
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(G)	3.805	01-25-49	709,654	687,598
BOCA Commercial Mortgage Trust
Series 2024-BOCA, Class A (1 month CME Term SOFR + 1.921%) (A)(B)	6.530	08-15-41	2,455,000	2,464,973
BX Commercial Mortgage Trust
Series 2021-CIP, Class A (1 month CME Term SOFR + 1.035%) (A)(B)	5.644	12-15-38	2,156,516	2,151,125
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	18

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%) (A)(B)	5.424	09-15-36	1,665,000	$1,662,410
Series 2024-XL5, Class A (1 month CME Term SOFR + 1.392%) (A)(B)	6.001	03-15-41	3,680,311	3,690,662
BX Trust
Series 2022-CLS, Class A (A)	5.760	10-13-27	1,880,000	1,877,796
Series 2022-GPA, Class A (1 month CME Term SOFR + 2.165%) (A)(B)	6.774	08-15-39	1,447,271	1,448,627
Series 2022-GPA, Class B (1 month CME Term SOFR + 2.664%) (A)(B)	7.273	08-15-41	1,652,000	1,653,547
Series 2024-BIO, Class C (1 month CME Term SOFR + 2.640%) (A)(B)	7.249	02-15-41	1,775,000	1,754,543
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A (1 month CME Term SOFR + 1.367%) (A)(B)	5.977	12-15-37	2,141,400	2,141,400
Century Plaza Towers
Series 2019-CPT, Class A (A)	2.865	11-13-39	5,760,000	5,094,370
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (A)(G)	6.015	10-12-40	2,345,000	2,395,573
COLT Mortgage Loan Trust
Series 2022-5, Class A1 (A)(G)	4.550	04-25-67	1,419,833	1,399,229
Credit Suisse Mortgage Capital Certificates
Series 2019-NQM1, Class A1 (A)	3.656	10-25-59	152,947	150,541
GCAT Trust
Series 2022-NQM4, Class A1 (5.269% to 8-1-26, then 6.269% thereafter) (A)	5.269	08-25-67	1,633,487	1,623,218
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-37	8,440,213	139,800
Series 2007-4, Class ES IO	0.350	07-19-47	8,615,061	113,308
Series 2007-6, Class ES IO (A)	0.342	08-19-37	9,127,082	159,639
InTown Mortgage Trust
Series 2022-STAY, Class A (1 month CME Term SOFR + 2.489%) (A)(B)	7.098	08-15-39	3,215,000	3,227,048
Series 2022-STAY, Class C (1 month CME Term SOFR + 3.685%) (A)(B)	8.294	08-15-39	980,000	982,448
Life Mortgage Trust
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (A)(B)	5.905	05-15-39	3,945,000	3,848,841
19	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%) (A)(B)	6.403	05-15-39	5,255,000	$5,010,719
Series 2022-BMR2, Class C (1 month CME Term SOFR + 2.093%) (A)(B)	6.702	05-15-39	2,425,000	2,291,625
New Residential Mortgage Loan Trust
Series 2017-5A, Class A1 (1 month CME Term SOFR + 1.614%) (A)(B)	6.202	06-25-57	305,043	310,909
ROCK Trust
Series 2024-CNTR, Class D (A)	7.109	11-13-41	5,205,000	5,318,360
SCOTT Trust
Series 2023-SFS, Class A (A)	5.910	03-10-40	4,550,000	4,620,031
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A (1 month CME Term SOFR + 1.392%) (A)(B)	6.001	05-15-39	5,240,000	5,220,353
Towd Point Mortgage Trust
Series 2017-3, Class A1 (A)(G)	2.750	07-25-57	59,494	59,044
Verus Securitization Trust
Series 2022-4, Class A1 (4.474% to 4-1-26, then 5.474% thereafter) (A)	4.474	04-25-67	4,031,269	4,002,461
Series 2022-8, Class A2 (6.127% to 10-1-26, then 7.127% thereafter) (A)	6.127	09-25-67	969,609	966,739
Series 2022-INV1, Class A1 (5.041% to 8-1-26, then 6.041% thereafter) (A)	5.041	08-25-67	2,124,515	2,109,834
U.S. Government Agency 2.1%				37,095,313
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (30 day Average SOFR + 2.000%) (A)(B)	6.734	04-25-42	2,304,501	2,331,548
Series 2022-DNA4, Class M1A (30 day Average SOFR + 2.200%) (A)(B)	6.934	05-25-42	2,242,901	2,280,951
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%) (A)(B)	8.084	05-25-42	2,000,000	2,095,620
Series 2022-DNA7, Class M1A (30 day Average SOFR + 2.500%) (A)(B)	7.234	03-25-52	1,580,216	1,603,720
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%) (A)(B)	8.234	03-25-42	365,000	381,257
Series 2022-HQA2, Class M1B (30 day Average SOFR + 4.000%) (A)(B)	8.734	07-25-42	1,550,000	1,651,442
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	20

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2024-HQA1, Class A1 (30 day Average SOFR + 1.250%) (A)(B)	5.984	03-25-44	4,467,904	$4,474,852
Series 2024-HQA1, Class M1 (30 day Average SOFR + 1.250%) (A)(B)	5.984	03-25-44	2,339,506	2,343,771
Federal National Mortgage Association
Series 2022-R01, Class 1M1 (30 day Average SOFR + 1.000%) (A)(B)	5.734	12-25-41	582,202	581,844
Series 2022-R03, Class 1M1 (30 day Average SOFR + 2.100%) (A)(B)	6.834	03-25-42	306,462	311,477
Series 2022-R04, Class 1M1 (30 day Average SOFR + 2.000%) (A)(B)	6.734	03-25-42	837,966	848,379
Series 2022-R05, Class 2M1 (30 day Average SOFR + 1.900%) (A)(B)	6.634	04-25-42	1,171,685	1,179,747
Series 2022-R06, Class 1M1 (30 day Average SOFR + 2.750%) (A)(B)	7.484	05-25-42	1,201,503	1,235,056
Series 2022-R07, Class 1M1 (30 day Average SOFR + 2.950%) (A)(B)	7.675	06-25-42	2,014,433	2,077,211
Series 2022-R09, Class 2M1 (30 day Average SOFR + 2.500%) (A)(B)	7.225	09-25-42	1,375,942	1,404,656
Series 2023-R01, Class 1M1 (30 day Average SOFR + 2.400%) (A)(B)	7.125	12-25-42	1,860,962	1,913,501
Series 2023-R03, Class 2M1 (30 day Average SOFR + 2.500%) (A)(B)	7.234	04-25-43	1,423,383	1,451,496
Series 2023-R06, Class 1M1 (30 day Average SOFR + 1.700%) (A)(B)	6.434	07-25-43	1,464,101	1,470,478

Series 2024-R06, Class 1A1 (30 day Average SOFR + 1.150%) (A)(B)	5.884	09-25-44	7,453,617	7,458,307
Asset-backed securities 1.0%				$17,137,601
(Cost $17,083,510)
Asset-backed securities 1.0%				17,137,601
DataBank Issuer
Series 2023-1A, Class A2 (A)	5.116	02-25-53	2,530,000	2,484,193
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,837,025	1,782,512
Series 2019-1A, Class A2II (A)	4.021	05-20-49	1,724,450	1,696,414
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	3,584,788	3,569,061
21	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
FirstKey Homes Trust
Series 2020-SFR2, Class A (A)	1.266	10-19-37	688,054	$668,397
MVW LLC
Series 2022-2A, Class A (A)	6.110	10-21-41	2,147,198	2,180,902
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	1,668,750	1,664,241
T-Mobile US Trust
Series 2022-1A, Class A (A)	4.910	05-22-28	3,089,051	3,091,881

	Shares	Value
Preferred securities 1.0%		$18,133,172
(Cost $18,093,060)
Industrials 0.3%		5,813,181
Aerospace and defense 0.3%
The Boeing Company, 6.000%	104,950	5,813,181
Utilities 0.7%		12,319,991
Electric utilities 0.7%
NextEra Energy, Inc., 7.299%	237,700	12,319,991

	Contracts/ Notional amount	Value
Purchased options 0.0%		$18,425
(Cost $132,785)
Calls 0.0%		18,425
Over the Counter Option on the USD vs. CNY (Expiration Date: 12-12-24; Strike Price: $7.40; Counterparty: Goldman Sachs International) (H)(I)	50,035,000	3,552
Over the Counter Option on the USD vs. INR (Expiration Date: 12-10-24; Strike Price: $85.00; Counterparty: Citibank, N.A.) (H)(I)	19,990,000	14,873

	Yield (%)	Shares	Value
Short-term investments 3.3%			$59,559,554
(Cost $59,562,918)
Short-term funds 3.3%			59,559,554
John Hancock Collateral Trust (J)	4.4849(K)	5,954,348	59,559,554

Total investments (Cost $1,867,477,213) 100.7%	$1,792,902,901
Other assets and liabilities, net (0.7%)	(13,215,577)
Total net assets 100.0%	$1,779,687,324

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	22

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $445,528,701 or 25.0% of the fund’s net assets as of 11-30-24.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	All or a portion of this security is on loan as of 11-30-24.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Non-income producing security.
(I)	For this type of option, notional amounts are equivalent to number of contracts.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $9,291,308.
(K)	The rate shown is the annualized seven-day yield as of 11-30-24.
The fund had the following country composition as a percentage of net assets on 11-30-24:
United States	62.6%
Canada	7.4%
Indonesia	3.2%
23	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Australia	3.0%
New Zealand	2.9%
United Kingdom	2.5%
Supranational	2.2%
South Korea	1.9%
Philippines	1.6%
Norway	1.6%
Other countries	11.1%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	24

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	878	Short	Mar 2025	$(96,335,231)	$(97,622,546)	$(1,287,315)
U.S. Treasury Long Bond Futures	210	Short	Mar 2025	(24,454,812)	(25,095,000)	(640,188)
						$(1,927,503)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	10,407,939	USD	6,943,604	RBC	1/15/2025	—	$(152,824)
BRL	22,695,614	USD	3,987,283	SSB	1/15/2025	—	(234,697)
CAD	10,885,919	USD	7,913,767	CIBC	1/15/2025	—	(125,305)
CAD	17,591,900	USD	13,080,549	RBC	1/15/2025	—	(494,213)
CAD	6,315,309	USD	4,675,579	SSB	1/15/2025	—	(157,215)
EUR	9,238,984	NOK	108,295,675	HUS	1/15/2025	—	(27,525)
EUR	10,498,845	NOK	123,519,400	JPM	1/15/2025	—	(72,595)
EUR	10,498,845	NOK	123,164,466	MSCS	1/15/2025	—	(40,446)
EUR	31,376,684	USD	33,386,420	BARC	1/15/2025	—	(165,788)
EUR	19,848,720	USD	21,103,268	CITI	1/15/2025	—	(88,075)
EUR	12,872,480	USD	14,200,972	HUS	1/15/2025	—	(572,000)
EUR	20,139,208	USD	22,337,743	MSCS	1/15/2025	—	(1,014,991)
EUR	50,582,390	USD	54,281,418	RBC	1/15/2025	—	(726,395)
EUR	5,202,624	USD	5,760,284	SSB	1/15/2025	—	(251,911)
EUR	43,252,683	USD	47,559,578	UBS	1/15/2025	—	(1,765,014)
MXN	57,949,734	USD	2,803,228	CITI	1/15/2025	$31,883	—
MXN	70,745,675	USD	3,607,428	GSI	1/15/2025	—	(146,293)
MXN	151,315,000	USD	7,538,082	JPM	1/15/2025	—	(135,204)
MXN	57,804,757	USD	2,856,531	MSCS	1/15/2025	—	(28,513)
MXN	128,006,555	USD	6,354,643	SSB	1/15/2025	—	(92,099)
NOK	122,999,509	EUR	10,508,402	HUS	1/15/2025	15,385	—
NOK	123,119,420	EUR	10,508,402	MSCS	1/15/2025	26,247	—
NZD	32,156,081	AUD	29,070,685	BARC	1/15/2025	87,267	—
NZD	17,785,220	AUD	16,102,945	JPM	1/15/2025	32,459	—
NZD	17,794,399	AUD	16,102,945	RBC	1/15/2025	37,898	—
NZD	2,848,387	USD	1,756,272	ANZ	1/15/2025	—	(68,399)
NZD	42,498,086	USD	26,079,712	BARC	1/15/2025	—	(896,562)
NZD	10,372,417	USD	6,453,635	HUS	1/15/2025	—	(307,237)
NZD	10,300,746	USD	6,353,603	JPM	1/15/2025	—	(249,676)
NZD	11,409,658	USD	7,067,998	RBC	1/15/2025	—	(306,961)
NZD	27,982,047	USD	17,221,404	SSB	1/15/2025	—	(640,044)
USD	1,509,093	AUD	2,326,410	ANZ	1/15/2025	—	(8,800)
25	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	699,024	AUD	1,050,877	HUS	1/15/2025	$13,367	—
USD	455,861	AUD	692,500	MSCS	1/15/2025	4,031	—
USD	4,109,291	BRL	22,695,614	CITI	1/15/2025	356,705	—
USD	23,504,957	CAD	31,816,629	CIBC	1/15/2025	741,367	—
USD	18,687,094	CAD	26,029,649	CITI	1/15/2025	63,868	—
USD	16,917,877	CAD	23,507,390	HUS	1/15/2025	99,232	—
USD	4,811,873	DKK	32,356,207	MSCS	1/15/2025	216,135	—
USD	20,711,201	EUR	19,455,010	ANZ	1/15/2025	112,856	—
USD	43,990,594	EUR	41,089,364	BARC	1/15/2025	486,485	—
USD	11,283,773	EUR	10,045,826	CIBC	1/15/2025	647,573	—
USD	64,345,891	EUR	60,091,967	CITI	1/15/2025	722,431	—
USD	28,821,140	EUR	27,059,550	GSI	1/15/2025	171,351	—
USD	47,347,865	EUR	43,656,392	HUS	1/15/2025	1,125,868	—
USD	16,644,368	EUR	15,297,462	JPM	1/15/2025	447,903	—
USD	38,117,382	EUR	34,538,738	MSCS	1/15/2025	1,548,868	—
USD	70,940,819	EUR	65,537,451	RBC	1/15/2025	1,551,855	—
USD	93,596,914	EUR	87,853,275	SSB	1/15/2025	580,666	—
USD	74,269,593	EUR	68,005,529	UBS	1/15/2025	2,267,506	—
USD	27,157,148	GBP	20,795,625	BARC	1/15/2025	697,853	—
USD	2,947,497	MXN	57,694,310	BARC	1/15/2025	124,883	—
USD	6,899,833	MXN	137,272,729	CITI	1/15/2025	183,954	—
USD	3,092,989	MXN	63,427,570	HUS	1/15/2025	—	$(10,117)
USD	9,851,829	MXN	200,038,783	JPM	1/15/2025	65,208	—
USD	3,955,342	MXN	78,045,224	MSCS	1/15/2025	137,087	—
USD	5,656,172	MXN	114,286,610	SSB	1/15/2025	64,857	—
USD	91,075,049	NZD	148,131,662	HUS	1/15/2025	3,296,463	—
USD	16,340,880	NZD	25,815,947	MSCS	1/15/2025	1,043,088	—
USD	22,138,881	NZD	35,109,688	UBS	1/15/2025	1,333,884	—
						$18,336,483	$(8,778,899)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	U.S. Dollar

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	26

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
UBS	UBS AG
At 11-30-24, the aggregate cost of investments for federal income tax purposes was $1,861,421,996. Net unrealized depreciation aggregated to $60,889,014, of which $26,405,470 related to gross unrealized appreciation and $87,294,484 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
27	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,807,914,295) including $9,117,646 of securities loaned	$1,733,343,347
Affiliated investments, at value (Cost $59,562,918)	59,559,554
Total investments, at value (Cost $1,867,477,213)	1,792,902,901
Unrealized appreciation on forward foreign currency contracts	18,336,483
Foreign currency, at value (Cost $322,278)	313,799
Collateral held at broker for futures contracts	2,787,000
Collateral segregated at custodian for OTC derivative contracts	1,280,000
Dividends and interest receivable	15,802,998
Receivable for fund shares sold	1,078,897
Receivable for investments sold	1,830,879
Receivable for securities lending income	8,730
Other assets	178,966
Total assets	1,834,520,653
Liabilities
Unrealized depreciation on forward foreign currency contracts	8,778,899
Payable for futures variation margin	391,255
Due to custodian	1,830,879
Distributions payable	214,122
Foreign capital gains tax payable	990
Payable for investments purchased	32,943,338
Payable for fund shares repurchased	1,023,393
Payable upon return of securities loaned	9,323,012
Payable to affiliates
Accounting and legal services fees	56,443
Transfer agent fees	65,709
Distribution and service fees	1,541
Trustees’ fees	2,101
Other liabilities and accrued expenses	201,647
Total liabilities	54,833,329
Net assets	$1,779,687,324
Net assets consist of
Paid-in capital	$2,122,527,275
Total distributable earnings (loss)	(342,839,951)
Net assets	$1,779,687,324

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Income Fund	28

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($437,584,059 ÷ 74,060,149 shares)[1]	$5.91
Class C ($7,057,769 ÷ 1,194,387 shares)[1]	$5.91
Class I ($214,001,860 ÷ 36,275,371 shares)	$5.90
Class R2 ($6,487,321 ÷ 1,099,368 shares)	$5.90
Class R4 ($739,934 ÷ 125,267 shares)	$5.91
Class R5 ($4,681,291 ÷ 793,261 shares)	$5.90
Class R6 ($1,109,135,090 ÷ 187,867,143 shares)	$5.90
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$6.16

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
29	JOHN HANCOCK Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 11-30-24 (unaudited)

Investment income
Interest	$39,706,354
Dividends from affiliated investments	1,219,882
Dividends	454,011
Securities lending	77,588
Less foreign taxes withheld	(407,717)
Total investment income	41,050,118
Expenses
Investment management fees	3,080,814
Distribution and service fees	720,708
Accounting and legal services fees	167,191
Transfer agent fees	399,836
Trustees’ fees	20,003
Custodian fees	183,371
State registration fees	74,436
Printing and postage	60,514
Professional fees	78,096
Other	30,181
Total expenses	4,815,150
Less expense reductions	(86,711)
Net expenses	4,728,439
Net investment income	36,321,679
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(19,488,629)
Affiliated investments	22,393
Futures contracts	1,069,146
Forward foreign currency contracts	2,455,738
(15,941,352)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	54,278,517
Affiliated investments	9,627
Futures contracts	(2,053,221)
Forward foreign currency contracts	7,648,124
59,883,047
Net realized and unrealized gain	43,941,695
Increase in net assets from operations	$80,263,374
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Income Fund	30

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-24 (unaudited)	Year ended 5-31-24
Increase (decrease) in net assets
From operations
Net investment income	$36,321,679	$69,369,505
Net realized loss	(15,941,352)	(42,736,304)
Change in net unrealized appreciation (depreciation)	59,883,047	43,342,344
Increase in net assets resulting from operations	80,263,374	69,975,545
Distributions to shareholders
From earnings
Class A	(8,715,426)	(16,896,872)
Class C	(123,584)	(293,826)
Class I	(4,619,123)	(11,190,166)
Class R2	(124,412)	(263,383)
Class R4	(15,091)	(23,367)
Class R5	(107,650)	(202,904)
Class R6	(23,657,972)	(40,889,950)
Total distributions	(37,363,258)	(69,760,468)
From fund share transactions	7,988,213	(102,707,900)
Total increase (decrease)	50,888,329	(102,492,823)
Net assets
Beginning of period	1,728,798,995	1,831,291,818
End of period	$1,779,687,324	$1,728,798,995
31	JOHN HANCOCK Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$5.76	$5.77	$6.01	$6.73	$6.39	$6.28
Net investment income[2]	0.11	0.21	0.18	0.16	0.14	0.17
Net realized and unrealized gain (loss) on investments	0.16	(0.01)[3]	(0.23)	(0.66)	0.37	0.11
Total from investment operations	0.27	0.20	(0.05)	(0.50)	0.51	0.28
Less distributions
From net investment income	(0.12)	(0.21)	(0.19)	(0.22)	(0.17)	(0.17)
Net asset value, end of period	$5.91	$5.76	$5.77	$6.01	$6.73	$6.39
Total return (%)[4,5]	4.64[6]	3.56	(0.86)	(7.72)	8.17	4.50
Ratios and supplemental data
Net assets, end of period (in millions)	$438	$441	$482	$536	$618	$543
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83[7]	0.84	0.84	0.81	0.82	0.85
Expenses including reductions	0.82[7]	0.83	0.83	0.80	0.81	0.84
Net investment income	3.82[7]	3.65	3.13	2.46	2.14	2.64
Portfolio turnover (%)	26	34	51	40	63	76

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Income Fund	32

CLASS C SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$5.76	$5.77	$6.01	$6.73	$6.39	$6.28
Net investment income[2]	0.09	0.17	0.14	0.11	0.09	0.12
Net realized and unrealized gain (loss) on investments	0.16	(0.01)[3]	(0.24)	(0.65)	0.37	0.12
Total from investment operations	0.25	0.16	(0.10)	(0.54)	0.46	0.24
Less distributions
From net investment income	(0.10)	(0.17)	(0.14)	(0.18)	(0.12)	(0.13)
Net asset value, end of period	$5.91	$5.76	$5.77	$6.01	$6.73	$6.39
Total return (%)[4,5]	4.28[6]	2.84	(1.55)	(8.37)	7.41	3.77
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$8	$12	$20	$30	$95
Ratios (as a percentage of average net assets):
Expenses before reductions	1.53[7]	1.54	1.54	1.51	1.52	1.55
Expenses including reductions	1.52[7]	1.53	1.53	1.50	1.51	1.54
Net investment income	3.12[7]	2.94	2.41	1.75	1.39	1.94
Portfolio turnover (%)	26	34	51	40	63	76

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
33	JOHN HANCOCK Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$5.76	$5.75	$6.00	$6.72	$6.37	$6.27
Net investment income[2]	0.12	0.23	0.20	0.18	0.16	0.19
Net realized and unrealized gain (loss) on investments	0.14	0.01	(0.25)	(0.66)	0.38	0.10
Total from investment operations	0.26	0.24	(0.05)	(0.48)	0.54	0.29
Less distributions
From net investment income	(0.12)	(0.23)	(0.20)	(0.24)	(0.19)	(0.19)
Net asset value, end of period	$5.90	$5.76	$5.75	$6.00	$6.72	$6.37
Total return (%)[3]	4.62[4]	4.23	(0.74)	(7.32)	8.51	4.65
Ratios and supplemental data
Net assets, end of period (in millions)	$214	$215	$415	$480	$602	$530
Ratios (as a percentage of average net assets):
Expenses before reductions	0.53[5]	0.54	0.54	0.51	0.52	0.55
Expenses including reductions	0.52[5]	0.53	0.53	0.50	0.51	0.54
Net investment income	4.12[5]	3.92	3.42	2.75	2.43	2.93
Portfolio turnover (%)	26	34	51	40	63	76

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Income Fund	34

CLASS R2 SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$5.76	$5.76	$6.00	$6.72	$6.38	$6.27
Net investment income[2]	0.11	0.20	0.17	0.15	0.14	0.16
Net realized and unrealized gain (loss) on investments	0.14	0.01	(0.23)	(0.65)	0.36	0.12
Total from investment operations	0.25	0.21	(0.06)	(0.50)	0.50	0.28
Less distributions
From net investment income	(0.11)	(0.21)	(0.18)	(0.22)	(0.16)	(0.17)
Net asset value, end of period	$5.90	$5.76	$5.76	$6.00	$6.72	$6.38
Total return (%)[3]	4.42[4]	3.65	(0.95)	(7.82)	8.07	4.41
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$6	$8	$11	$10	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92[5]	0.92	0.92	0.91	0.91	0.94
Expenses including reductions	0.91[5]	0.91	0.91	0.90	0.91	0.93
Net investment income	3.73[5]	3.56	3.03	2.36	2.09	2.57
Portfolio turnover (%)	26	34	51	40	63	76

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
35	JOHN HANCOCK Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$5.76	$5.76	$6.01	$6.73	$6.39	$6.28
Net investment income[2]	0.12	0.22	0.19	0.17	0.15	0.18
Net realized and unrealized gain (loss) on investments	0.15	—[3]	(0.25)	(0.66)	0.37	0.11
Total from investment operations	0.27	0.22	(0.06)	(0.49)	0.52	0.29
Less distributions
From net investment income	(0.12)	(0.22)	(0.19)	(0.23)	(0.18)	(0.18)
Net asset value, end of period	$5.91	$5.76	$5.76	$6.01	$6.73	$6.39
Total return (%)[4]	4.73[5]	3.90	(0.87)	(7.58)	8.34	4.67
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$3	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77[6]	0.77	0.78	0.75	0.76	0.78
Expenses including reductions	0.66[6]	0.67	0.67	0.65	0.66	0.67
Net investment income	3.99[6]	3.82	3.24	2.56	2.29	2.80
Portfolio turnover (%)	26	34	51	40	63	76

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Income Fund	36

CLASS R5 SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$5.76	$5.76	$6.00	$6.72	$6.38	$6.27
Net investment income[2]	0.12	0.23	0.20	0.18	0.17	0.19
Net realized and unrealized gain (loss) on investments	0.15	—[3]	(0.23)	(0.66)	0.36	0.11
Total from investment operations	0.27	0.23	(0.03)	(0.48)	0.53	0.30
Less distributions
From net investment income	(0.13)	(0.23)	(0.21)	(0.24)	(0.19)	(0.19)
Net asset value, end of period	$5.90	$5.76	$5.76	$6.00	$6.72	$6.38
Total return (%)[4]	4.65[5]	4.11	(0.51)	(7.41)	8.57	4.88
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$5	$5	$6	$10	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.47[6]	0.47	0.48	0.46	0.46	0.49
Expenses including reductions	0.46[6]	0.47	0.47	0.45	0.45	0.48
Net investment income	4.17[6]	4.02	3.47	2.80	2.50	3.01
Portfolio turnover (%)	26	34	51	40	63	76

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
37	JOHN HANCOCK Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$5.76	$5.76	$6.01	$6.73	$6.38	$6.27
Net investment income[2]	0.12	0.23	0.20	0.19	0.17	0.19
Net realized and unrealized gain (loss) on investments	0.15	—[3]	(0.24)	(0.66)	0.37	0.12
Total from investment operations	0.27	0.23	(0.04)	(0.47)	0.54	0.31
Less distributions
From net investment income	(0.13)	(0.23)	(0.21)	(0.25)	(0.19)	(0.20)
Net asset value, end of period	$5.90	$5.76	$5.76	$6.01	$6.73	$6.38
Total return (%)[4]	4.68[5]	4.16	(0.63)	(7.21)	8.61	4.93
Ratios and supplemental data
Net assets, end of period (in millions)	$1,109	$1,052	$908	$914	$869	$582
Ratios (as a percentage of average net assets):
Expenses before reductions	0.42[6]	0.42	0.43	0.40	0.41	0.44
Expenses including reductions	0.41[6]	0.42	0.42	0.40	0.41	0.43
Net investment income	4.23[6]	4.07	3.54	2.86	2.54	3.04
Portfolio turnover (%)	26	34	51	40	63	76

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Income Fund	38

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Income Fund (the fund) is a series of John Hancock Strategic Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.  Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
39	JOHN HANCOCK Income Fund |

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2024, by major security category or type:
	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$280,772,874	—	$280,772,874	—
Foreign government obligations	431,343,894	—	431,343,894	—
Corporate bonds	701,050,188	—	701,050,188	—
Convertible bonds	43,951,244	—	43,951,244	—
Municipal bonds	47,471,602	—	47,471,602	—
Term loans	87,792,263	—	87,792,263	—
Collateralized mortgage obligations	105,672,084	—	105,672,084	—
Asset-backed securities	17,137,601	—	17,137,601	—
Preferred securities	18,133,172	$18,133,172	—	—
Purchased options	18,425	—	18,425	—
Short-term investments	59,559,554	59,559,554	—	—
Total investments in securities	$1,792,902,901	$77,692,726	$1,715,210,175	—
Derivatives:
Assets
Forward foreign currency contracts	$18,336,483	—	$18,336,483	—
Liabilities
Futures	(1,927,503)	$(1,927,503)	—	—
Forward foreign currency contracts	(8,778,899)	—	(8,778,899)	—
| JOHN HANCOCK Income Fund	40

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
41	JOHN HANCOCK Income Fund |

Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of November 30, 2024, the fund loaned securities valued at $9,117,646 and received $9,323,012 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may
| JOHN HANCOCK Income Fund	42

have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2024 were $6,881.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2024, the fund has a short-term capital loss carryforward of $118,052,229 and a long-term capital loss carryforward of $153,881,085 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions and amortization and accretion on debt securities.
43	JOHN HANCOCK Income Fund |

Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the
| JOHN HANCOCK Income Fund	44

Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended November 30, 2024, the fund used futures contracts to manage duration of the fund. The fund held futures contracts with USD notional values ranging from $65.3 million to $123.5 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended November 30, 2024, the fund used forward foreign currency contracts to manage against anticipated changes in foreign currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging from $1.1 billion to $1.7 billion, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Fund’s investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, the fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss).
During the six months ended November 30, 2024, the fund used purchased options contracts to manage against changes in foreign currency exchange rates. The fund held purchased options contracts with market values ranging up to $18,000, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at November 30, 2024 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	—	$(1,927,503)
45	JOHN HANCOCK Income Fund |

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$18,336,483	(8,778,899)
Currency	Unaffiliated investments, at value[2]	Purchased options	18,425	—
			$18,354,908	$(10,706,402)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
[2]	Purchased options are included in Fund’s investments.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
The tables below reflect the fund’s exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$18,336,483	$(8,778,899)
Purchased options	18,425	—
Totals	$18,354,908	$(8,778,899)

Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Portfolio[1]	Net Exposure
Australia and New Zealand Banking Group Limited	$ 112,856	$ (77,199)	$ 35,657	$ —	$ —	$ 35,657
Barclays Bank PLC	1,396,488	(1,062,350)	334,138	334,138	—	—
Canadian Imperial Bank of Commerce	1,388,940	(125,305)	1,263,635	1,263,635	—	—
Citibank, N.A.	1,373,714	(88,075)	1,285,639	1,285,639	—	—
Goldman Sachs International	174,903	(146,293)	28,610	—	—	28,610
HSBC Bank USA, N.A.	4,550,315	(916,879)	3,633,436	3,633,436		—
JPMorgan Chase Bank, N.A.	545,570	(457,475)	88,095	—	—	88,095
Morgan Stanley Capital Services LLC	2,975,456	(1,083,950)	1,891,506	1,891,506	—	—
| JOHN HANCOCK Income Fund	46

Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Portfolio[1]	Net Exposure
Royal Bank of Canada	$1,589,753	$(1,680,393)	$(90,640)	$—	$90,640	—
State Street Bank and Trust Company	645,523	(1,375,966)	(730,443)	—	680,000	$(50,443)
UBS AG	3,601,390	(1,765,014)	1,836,376	1,836,376	—	—
Totals	$18,354,908	$ (8,778,899)	$ 9,576,009	$ 10,244,730	$ 770,640	$ 101,919
[1] Reflects cash and/or non-cash collateral posted by the counterparty or posted by the fund, excluding any excess collateral amounts.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2024:
	Statement of operations location - Net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Total
Interest rate	—	$1,069,146	—	$1,069,146
Currency	$(21,174)	—	$2,455,738	2,434,564
Total	$(21,174)	$1,069,146	$2,455,738	$3,503,710

[1]	Realized gain (loss) associated with purchased options is included in this caption on the Statement of operations.
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2024:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Total
Interest rate	—	$(2,053,221)	—	$(2,053,221)
Currency	$(114,360)	—	$7,648,124	7,533,764
Total	$(114,360)	$(2,053,221)	$7,648,124	$5,480,543

[1]	Change in unrealized appreciation (depreciation) associated with purchased options is included in this caption on the Statement of operations.
47	JOHN HANCOCK Income Fund |

Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of: (a) 0.60% of the first $100 million of the fund’s average daily net assets; (b) 0.45% of the next $150 million of the fund’s average daily net assets; (c) 0.40% of the next $250 million of the fund’s average daily net assets; (d) 0.35% of the next $150 million of the fund’s average daily net assets; and (e) 0.30% of the fund’s average daily net assets in excess of $650 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended November 30, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$21,588
Class C	372
Class I	10,635
Class R2	316
Class	Expense reduction
Class R4	$36
Class R5	246
Class R6	53,150
Total	$86,343

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2024, were equivalent to a net annual effective rate of 0.34% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
| JOHN HANCOCK Income Fund	48

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $368 for Class R4 shares for the six months ended November 30, 2024.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $59,175 for the six months ended November 30, 2024. Of this amount, $8,350 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $50,825 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2024, CDSCs received by the Distributor amounted to $1,929 and $594 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$663,929	$247,868
Class C	38,212	4,280
Class I	—	122,117
Class R2	16,023	150
49	JOHN HANCOCK Income Fund |

Class	Distribution and service fees	Transfer agent fees
Class R4	$1,289	$17
Class R5	1,255	115
Class R6	—	25,289
Total	$720,708	$399,836
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2024 and for the year ended May 31, 2024 were as follows:
	Six Months Ended 11-30-24		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,300,163	$19,479,783	6,823,605	$39,240,330
Distributions reinvested	1,371,176	8,086,473	2,715,607	15,620,671
Repurchased	(7,200,913)	(42,366,410)	(16,531,371)	(95,004,275)
Net decrease	(2,529,574)	$(14,800,154)	(6,992,159)	$(40,143,274)
Class C shares
Sold	48,863	$286,726	101,003	$584,720
Distributions reinvested	20,571	121,296	50,590	290,956
Repurchased	(285,413)	(1,679,068)	(874,572)	(5,031,145)
Net decrease	(215,979)	$(1,271,046)	(722,979)	$(4,155,469)
Class I shares
Sold	2,900,134	$16,990,395	9,058,495	$51,778,808
Distributions reinvested	711,156	4,188,504	1,793,157	10,294,117
Repurchased	(4,776,556)	(28,039,271)	(45,567,455)	(259,321,040)
Net decrease	(1,165,266)	$(6,860,372)	(34,715,803)	$(197,248,115)
Class R2 shares
Sold	108,055	$636,700	318,443	$1,833,558
Distributions reinvested	20,954	123,413	45,579	261,770
Repurchased	(130,869)	(772,905)	(617,234)	(3,561,540)
Net decrease	(1,860)	$(12,792)	(253,212)	$(1,466,212)
Class R4 shares
Sold	9,547	$55,908	40,471	$234,246
Distributions reinvested	2,544	15,002	4,062	23,367
Repurchased	(11,174)	(65,662)	(15,339)	(86,782)
Net increase	917	$5,248	29,194	$170,831
| JOHN HANCOCK Income Fund	50

	Six Months Ended 11-30-24		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	159,309	$932,969	485,863	$2,794,702
Distributions reinvested	18,257	107,567	35,241	202,444
Repurchased	(267,463)	(1,569,206)	(561,640)	(3,235,165)
Net decrease	(89,897)	$(528,670)	(40,536)	$(238,019)
Class R6 shares
Sold	21,464,787	$126,104,748	67,678,761	$386,717,869
Distributions reinvested	3,961,422	23,339,203	7,014,654	40,323,168
Repurchased	(20,125,024)	(117,987,952)	(49,797,691)	(286,668,679)
Net increase	5,301,185	$31,455,999	24,895,724	$140,372,358
Total net increase (decrease)	1,299,526	$7,988,213	(17,799,771)	$(102,707,900)
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $431,085,221 and $340,686,646, respectively, for the six months ended November 30, 2024. Purchases and sales of U.S. Treasury obligations aggregated $12,969,848 and $99,797,992, respectively, for the six months ended November 30, 2024.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	5,954,348	$52,482,104	$271,077,995	$(264,032,565)	$22,393	$9,627	$1,297,470	—	$59,559,554

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
51	JOHN HANCOCK Income Fund |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24–27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28–30, 2024. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24–27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK INCOME FUND	52

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
53	JOHN HANCOCK INCOME FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2023. The Board also noted that the fund underperformed the peer group median for the one-, three-, five- and ten-year periods ended December 31, 2023. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the peer group median for the one-, three-, five- and ten-year periods. The Board took into account management’s discussion of the fund’s performance, including the fund’s favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an
| JOHN HANCOCK INCOME FUND	54

affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
55	JOHN HANCOCK INCOME FUND |

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK INCOME FUND	56

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of its benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
57	JOHN HANCOCK INCOME FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4089174	91SA 11/24
1/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Managed Account Shares
Fixed income
November 30, 2024

John Hancock
Managed Account Shares

2	Portfolios’ investments
28	Financial statements
32	Financial highlights
35	Notes to financial statements
42	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK MANAGED ACCOUNT SHARES |

Portfolios’ investments
MANAGED ACCOUNT SHARES BOND COMPLETION PORTFOLIO

As of 11-30-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 89.0%				$956,313
(Cost $967,278)
U.S. Government 32.0%				343,326
U.S. Treasury
Bond	2.375	02-15-42	67,000	50,211
Bond	2.875	05-15-49	120,000	90,694
Note	3.375	09-15-27	50,000	49,031
Note	3.375	05-15-33	52,000	49,043
Note	3.625	08-31-29	51,000	49,984
Note	4.250	06-30-31	54,000	54,363
U.S. Government Agency 57.0%				612,987
Federal Home Loan Mortgage Corp. 30 Yr Pass Thru	3.500	06-01-52	10,408	9,480
Federal National Mortgage Association
30 Yr Pass Thru	3.500	11-01-50	258,270	234,205
30 Yr Pass Thru	3.500	09-01-52	22,109	20,117

30 Yr Pass Thru	4.500	02-01-53	360,076	349,185
Corporate bonds 15.0%				$161,164
(Cost $160,889)
Communication services 2.3%				25,075
Wireless telecommunication services 2.3%
T-Mobile USA, Inc.	5.050	07-15-33	25,000	25,075
Financials 7.0%				74,980
Banks 5.5%
Bank of America Corp. (5.015% to 7-22-32, then Overnight SOFR + 2.160%)	5.015	07-22-33	25,000	25,094
JPMorgan Chase & Co. (4.912% to 7-25-32, then Overnight SOFR + 2.080%)	4.912	07-25-33	18,000	17,984
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	18,000	16,134
Capital markets 1.5%
Morgan Stanley (2.943% to 1-21-32, then Overnight SOFR + 1.290%)	2.943	01-21-33	18,000	15,768
Health care 2.4%				26,420
Biotechnology 2.4%
Amgen, Inc.	5.250	03-02-33	26,000	26,420
Information technology 1.7%				17,924
Software 1.7%
Oracle Corp.	4.900	02-06-33	18,000	17,924
Utilities 1.6%				16,765
Multi-utilities 1.6%
Dominion Energy, Inc.	3.375	04-01-30	18,000	16,765

	Yield (%)	Shares	Value
Short-term investments 1.0%			$10,778
(Cost $10,778)
Short-term funds 1.0%			10,778
John Hancock Collateral Trust (A)	4.4849(B)	1,078	10,778

Total investments (Cost $1,138,945) 105.0%	$1,128,255
Other assets and liabilities, net (5.0%)	(53,817)
Total net assets 100.0%	$1,074,438

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	2

Security Abbreviations and Legend
SOFR	Secured Overnight Financing Rate
(A)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(B)	The rate shown is the annualized seven-day yield as of 11-30-24.
MANAGED ACCOUNT SHARES INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 11-30-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 98.7%				$373,257,749
(Cost $368,186,586)
Communication services 5.0%				18,790,721
Diversified telecommunication services 1.1%
AT&T, Inc.	2.750	06-01-31	1,975,000	1,752,303
AT&T, Inc.	3.550	09-15-55	3,211,000	2,281,848
Entertainment 1.0%
WarnerMedia Holdings, Inc.	4.279	03-15-32	4,275,000	3,857,656
Media 1.2%
Charter Communications Operating LLC	2.800	04-01-31	2,785,000	2,388,295
Charter Communications Operating LLC	6.384	10-23-35	2,213,000	2,276,007
Wireless telecommunication services 1.7%
T-Mobile USA, Inc.	3.375	04-15-29	2,607,000	2,456,832
T-Mobile USA, Inc.	3.875	04-15-30	3,954,000	3,777,780
Consumer discretionary 6.1%				23,191,126
Automobiles 5.3%
BMW US Capital LLC (A)	4.650	08-13-29	770,000	764,637
Ford Motor Company	3.250	02-12-32	2,055,000	1,752,839
Ford Motor Credit Company LLC	4.000	11-13-30	1,924,000	1,761,923
Ford Motor Credit Company LLC	6.054	11-05-31	1,719,000	1,744,609
Ford Motor Credit Company LLC	6.125	03-08-34	2,308,000	2,327,292
Ford Motor Credit Company LLC	7.122	11-07-33	4,436,000	4,769,909
General Motors Financial Company, Inc.	5.600	06-18-31	3,297,000	3,360,491
Hyundai Capital America (A)	5.400	01-08-31	1,810,000	1,840,207
Hyundai Capital America (A)	5.680	06-26-28	1,087,000	1,115,496
Mercedes-Benz Finance North America LLC (A)	4.800	08-01-29	765,000	763,756
Leisure products 0.3%
Brunswick Corp.	5.850	03-18-29	1,134,000	1,163,681
Specialty retail 0.5%
AutoNation, Inc.	4.750	06-01-30	1,861,000	1,826,286
Consumer staples 1.6%				5,910,364
Food products 1.6%
Bimbo Bakeries USA, Inc. (A)	6.050	01-15-29	770,000	793,414
JBS USA LUX SA	3.625	01-15-32	2,822,000	2,514,784
JBS USA LUX SA	5.750	04-01-33	1,837,000	1,872,710
Pilgrim’s Pride Corp.	6.250	07-01-33	696,000	729,456
Energy 16.4%				62,108,517
Oil, gas and consumable fuels 16.4%
Aker BP ASA (A)	3.100	07-15-31	262,000	230,788
Aker BP ASA (A)	3.750	01-15-30	1,000,000	937,190
Aker BP ASA (A)	4.000	01-15-31	612,000	574,876
Aker BP ASA (A)	5.800	10-01-54	621,000	598,516
Antero Resources Corp. (A)	5.375	03-01-30	1,575,000	1,547,290
Cheniere Energy Partners LP	3.250	01-31-32	2,791,000	2,456,975
Cheniere Energy Partners LP	5.950	06-30-33	1,310,000	1,359,374
Cheniere Energy, Inc.	5.650	04-15-34	1,060,000	1,085,414
Columbia Pipelines Holding Company LLC (A)	5.681	01-15-34	772,000	781,217
Columbia Pipelines Operating Company LLC (A)	5.927	08-15-30	248,000	258,258
3	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33	1,342,000	$1,414,545
Continental Resources, Inc. (A)	2.875	04-01-32	2,600,000	2,184,722
Continental Resources, Inc.	4.900	06-01-44	1,498,000	1,250,881
Continental Resources, Inc. (A)	5.750	01-15-31	1,444,000	1,454,621
Diamondback Energy, Inc.	5.750	04-18-54	1,182,000	1,177,984
DT Midstream, Inc. (A)	5.800	12-15-34	1,694,000	1,723,903
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	2,940,000	2,856,544
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	1,771,000	1,738,115
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	870,000	968,866
Energy Transfer LP	5.150	03-15-45	2,104,000	1,931,603
Energy Transfer LP	5.250	04-15-29	998,000	1,012,764
Energy Transfer LP	5.250	07-01-29	761,000	772,289
Energy Transfer LP	5.400	10-01-47	1,621,000	1,525,072
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	2,119,000	2,066,094
Expand Energy Corp.	4.750	02-01-32	1,613,000	1,535,001
Kinder Morgan Energy Partners LP	7.750	03-15-32	275,000	314,877
MPLX LP	4.950	09-01-32	663,000	654,091
MPLX LP	5.000	03-01-33	1,476,000	1,449,713
Occidental Petroleum Corp.	5.375	01-01-32	524,000	521,315
Occidental Petroleum Corp.	6.050	10-01-54	1,465,000	1,447,072
Occidental Petroleum Corp.	6.450	09-15-36	2,321,000	2,438,665
Occidental Petroleum Corp.	6.625	09-01-30	1,702,000	1,803,228
ONEOK, Inc.	5.650	11-01-28	319,000	328,965
ONEOK, Inc.	6.050	09-01-33	1,155,000	1,216,635
ONEOK, Inc.	6.625	09-01-53	1,716,000	1,906,642
Ovintiv, Inc.	6.250	07-15-33	723,000	758,197
Ovintiv, Inc.	7.200	11-01-31	1,160,000	1,270,731
Sabine Pass Liquefaction LLC	4.500	05-15-30	1,369,000	1,343,412
Suncor Energy, Inc.	3.750	03-04-51	1,499,000	1,110,883
Suncor Energy, Inc.	4.000	11-15-47	1,000,000	776,815
Targa Resources Corp.	5.500	02-15-35	1,290,000	1,309,059
Targa Resources Corp.	6.150	03-01-29	1,470,000	1,543,498
Targa Resources Partners LP	4.000	01-15-32	1,772,000	1,641,149
The Williams Companies, Inc.	4.650	08-15-32	125,000	121,649
The Williams Companies, Inc.	4.800	11-15-29	1,000,000	999,034
Var Energi ASA (A)	8.000	11-15-32	2,338,000	2,673,510
Western Midstream Operating LP	4.050	02-01-30	1,237,000	1,174,689
Western Midstream Operating LP	5.450	11-15-34	675,000	669,469
Whistler Pipeline LLC (A)	5.400	09-30-29	523,000	527,430
Whistler Pipeline LLC (A)	5.700	09-30-31	653,000	664,887
Financials 25.1%				95,039,979
Banks 12.0%
Banco Santander SA	4.379	04-12-28	250,000	245,811
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	221,000	199,922
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	2,000,000	2,081,212
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (A)	5.497	05-20-30	926,000	940,964
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	1,911,000	2,054,080
BPCE SA (5.716% to 1-18-29, then 1 Year CMT + 1.959%) (A)	5.716	01-18-30	819,000	831,843
Citigroup, Inc. (2.561% to 5-1-31, then Overnight SOFR + 1.167%)	2.561	05-01-32	108,000	93,340
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	381,000	398,829
Citizens Financial Group, Inc.	3.250	04-30-30	2,148,000	1,969,860
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	1,144,000	1,167,259
Citizens Financial Group, Inc. (6.645% to 4-25-34, then Overnight SOFR + 2.325%)	6.645	04-25-35	823,000	891,385
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	4

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	1,660,000	$1,694,423
Credit Agricole SA (A)	3.250	01-14-30	409,000	373,373
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (A)	6.316	10-03-29	961,000	1,005,207
Fifth Third Bancorp (6.339% to 7-27-28, then Overnight SOFR + 2.340%)	6.339	07-27-29	673,000	704,157
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	478,000	497,996
ING Groep NV (5.335% to 3-19-29, then Overnight SOFR + 1.440%)	5.335	03-19-30	598,000	607,075
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	1,500,000	1,587,754
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	830,000	854,542
KeyBank NA	5.000	01-26-33	2,016,000	1,967,478
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (B)	6.750	09-27-31	903,000	870,221
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (B)	5.125	11-01-26	1,500,000	1,484,002
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (B)	7.300	11-19-34	1,773,000	1,762,403
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (B)	8.125	11-10-33	1,500,000	1,593,393
Nordea Bank ABP (6.300% to 3-25-32, then 5 Year CMT + 2.660%) (A)(B)	6.300	09-25-31	2,268,000	2,176,876
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	2,768,000	2,778,794
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	740,000	757,554
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (A)	6.221	06-15-33	500,000	507,477
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	1,743,000	1,726,187
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	941,000	993,538
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	379,000	383,327
The PNC Financial Services Group, Inc. (3 month CME Term SOFR + 3.302%) (B)(C)	8.317	12-02-24	682,000	681,406
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	2,730,000	2,742,316
Truist Financial Corp. (5.435% to 1-24-29, then Overnight SOFR + 1.620%)	5.435	01-24-30	1,372,000	1,395,866
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	1,000,000	1,041,960
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%)	7.161	10-30-29	602,000	647,821
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	665,000	677,919
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	1,100,000	1,148,347
Wells Fargo & Company (5.211% to 12-3-34, then Overnight SOFR + 1.380%) (D)	5.211	12-03-35	1,687,000	1,694,400
Capital markets 6.4%
Ares Capital Corp.	2.150	07-15-26	1,001,000	953,304
Ares Capital Corp.	2.875	06-15-28	674,000	620,845
Ares Capital Corp.	5.875	03-01-29	1,391,000	1,412,252
Ares Strategic Income Fund (A)	5.600	02-15-30	1,151,000	1,139,728
Ares Strategic Income Fund (A)	6.350	08-15-29	458,000	467,130
Blackstone Private Credit Fund	4.000	01-15-29	681,000	647,197
Blackstone Private Credit Fund (A)	5.250	04-01-30	1,185,000	1,162,106
Blackstone Private Credit Fund	5.950	07-16-29	1,130,000	1,147,281
Blackstone Private Credit Fund	7.300	11-27-28	1,094,000	1,158,382
Blackstone Secured Lending Fund	5.350	04-13-28	1,200,000	1,200,354
Cantor Fitzgerald LP (A)	7.200	12-12-28	2,570,000	2,702,237
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	672,000	709,808
Jefferies Financial Group, Inc.	6.200	04-14-34	2,075,000	2,185,435
Lazard Group LLC	4.375	03-11-29	792,000	777,046
Lazard Group LLC	6.000	03-15-31	1,740,000	1,814,274
Macquarie Bank, Ltd. (A)	3.624	06-03-30	229,000	211,108
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	249,000	205,894
The Charles Schwab Corp. (5.643% to 5-19-28, then Overnight SOFR + 2.210%)	5.643	05-19-29	568,000	583,967
The Charles Schwab Corp. (5.853% to 5-19-33, then Overnight SOFR + 2.500%)	5.853	05-19-34	788,000	828,375
The Charles Schwab Corp. (6.196% to 11-17-28, then Overnight SOFR + 1.878%)	6.196	11-17-29	1,600,000	1,684,943
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	212,000	182,130
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (A)	5.428	02-08-30	886,000	901,102
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (A)	6.301	09-22-34	560,000	600,760
UBS Group AG (9.250% to 11-13-28, then 5 Year CMT + 4.745%) (A)(B)	9.250	11-13-28	503,000	548,237
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (A)(B)	9.250	11-13-33	375,000	431,091
Consumer finance 1.4%
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	1,500,000	1,519,959
5	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance (continued)
Ally Financial, Inc.	8.000	11-01-31	1,048,000	$1,177,794
Discover Financial Services	6.700	11-29-32	1,500,000	1,633,117
Trust Fibra Uno (A)	7.375	02-13-34	1,043,000	1,043,252
Financial services 2.1%
Apollo Debt Solutions BDC (A)	6.900	04-13-29	539,000	560,850
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	297,000	304,004
Enact Holdings, Inc.	6.250	05-28-29	1,250,000	1,281,853
Macquarie Airfinance Holdings, Ltd. (A)	5.150	03-17-30	312,000	307,478
National Rural Utilities Cooperative Finance Corp.	4.850	02-07-29	1,118,000	1,129,873
NMI Holdings, Inc.	6.000	08-15-29	1,405,000	1,424,651
Radian Group, Inc.	6.200	05-15-29	2,360,000	2,436,805
Sixth Street Lending Partners (A)	5.750	01-15-30	678,000	670,135
Insurance 3.2%
American National Group, Inc.	5.750	10-01-29	542,000	549,626
Athene Global Funding (A)	4.721	10-08-29	905,000	893,401
Athene Global Funding (A)	5.322	11-13-31	1,179,000	1,179,114
Athene Holding, Ltd.	3.500	01-15-31	2,154,000	1,977,444
CNA Financial Corp.	2.050	08-15-30	208,000	179,598
CNO Financial Group, Inc.	5.250	05-30-29	1,303,000	1,306,831
CNO Financial Group, Inc.	6.450	06-15-34	616,000	648,423
CNO Global Funding (A)	4.950	09-09-29	1,500,000	1,500,919
F&G Annuities & Life, Inc.	6.500	06-04-29	659,000	678,515
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	575,000	598,147
SBL Holdings, Inc. (A)	5.000	02-18-31	80,000	72,608
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	2,934,000	2,460,279
Health care 9.3%				35,086,784
Biotechnology 2.2%
Amgen, Inc.	5.250	03-02-30	1,524,000	1,558,122
Amgen, Inc.	5.250	03-02-33	2,967,000	3,015,192
Amgen, Inc.	5.650	03-02-53	2,032,000	2,072,636
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	2,094,000	1,761,013
Health care equipment and supplies 0.8%
Solventum Corp. (A)	5.400	03-01-29	934,000	947,237
Solventum Corp. (A)	5.450	03-13-31	2,000,000	2,029,513
Health care providers and services 3.6%
Cencora, Inc.	2.800	05-15-30	1,418,000	1,279,965
Centene Corp.	4.625	12-15-29	3,440,000	3,298,200
Fresenius Medical Care US Finance III, Inc. (A)	2.375	02-16-31	2,814,000	2,347,827
Fresenius Medical Care US Finance III, Inc. (A)	3.750	06-15-29	2,696,000	2,540,214
HCA, Inc.	5.450	04-01-31	1,548,000	1,569,862
Horizon Mutual Holdings, Inc. (A)	6.200	11-15-34	1,622,000	1,637,456
Universal Health Services, Inc.	2.650	10-15-30	1,109,000	963,020
Life sciences tools and services 0.2%
Icon Investments Six DAC	5.849	05-08-29	653,000	670,747
Pharmaceuticals 2.5%
IQVIA, Inc.	6.250	02-01-29	3,036,000	3,166,975
Royalty Pharma PLC	5.150	09-02-29	753,000	757,946
Viatris, Inc.	2.700	06-22-30	2,657,000	2,331,194
Viatris, Inc.	4.000	06-22-50	4,379,000	3,139,665
Industrials 11.6%				43,808,355
Aerospace and defense 1.0%
BAE Systems PLC (A)	5.250	03-26-31	410,000	418,122
DAE Funding LLC (A)	3.375	03-20-28	686,000	646,137
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	6

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
Embraer Netherlands Finance BV (A)	7.000	07-28-30	1,776,000	$1,882,332
Huntington Ingalls Industries, Inc.	4.200	05-01-30	364,000	347,377
The Boeing Company (A)	6.298	05-01-29	457,000	475,999
Building products 0.7%
Owens Corning	3.500	02-15-30	685,000	642,247
Owens Corning	3.875	06-01-30	450,000	429,316
Owens Corning	5.700	06-15-34	1,369,000	1,424,456
Construction and engineering 0.6%
CIMIC Finance USA Pty, Ltd. (A)	7.000	03-25-34	1,316,000	1,398,218
Quanta Services, Inc.	5.250	08-09-34	1,000,000	1,000,514
Electrical equipment 0.3%
Regal Rexnord Corp.	6.400	04-15-33	1,149,000	1,210,830
Ground transportation 0.5%
Uber Technologies, Inc. (A)	4.500	08-15-29	962,000	937,651
Uber Technologies, Inc.	4.800	09-15-34	1,000,000	978,892
Machinery 0.2%
Stanley Black & Decker, Inc.	2.300	03-15-30	1,041,000	914,710
Passenger airlines 5.6%
Air Canada 2015-2 Class AA Pass Through Trust (A)	3.750	06-15-29	614,229	591,169
American Airlines 2014-1 Class A Pass Through Trust	3.700	10-01-26	425,665	412,626
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,130,915	1,081,263
American Airlines 2016-1 Class AA Pass Through Trust	3.575	01-15-28	393,325	380,682
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	958,125	903,250
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	899,999	865,234
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	1,004,715	924,170
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	1,372,632	1,220,394
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,470,893	1,358,616
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	1,458,759	1,281,629
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	123,820	115,136
British Airways 2018-1 Class A Pass Through Trust (A)	4.125	09-20-31	73,671	68,891
British Airways 2020-1 Class A Pass Through Trust (A)	4.250	11-15-32	422,464	403,954
British Airways 2020-1 Class B Pass Through Trust (A)	8.375	11-15-28	133,864	138,832
Delta Air Lines, Inc. (A)	4.750	10-20-28	2,377,000	2,360,977
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	691,502	614,940
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	395,412	368,292
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	243,413	221,601
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	2,009,441	2,057,922
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	2,163,555	2,237,149
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	1,500,000	1,563,316
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	1,750,000	1,791,609
Professional services 0.4%
Concentrix Corp.	6.600	08-02-28	1,493,000	1,529,700
Trading companies and distributors 2.3%
AerCap Ireland Capital DAC	3.000	10-29-28	234,000	218,509
AerCap Ireland Capital DAC	3.300	01-30-32	2,760,000	2,449,045
Ashtead Capital, Inc. (A)	5.500	08-11-32	1,590,000	1,597,048
Ashtead Capital, Inc. (A)	5.550	05-30-33	2,400,000	2,416,902
Ashtead Capital, Inc. (A)	5.950	10-15-33	1,865,000	1,928,698
Information technology 10.0%				37,912,265
Communications equipment 0.8%
Motorola Solutions, Inc.	2.300	11-15-30	175,000	151,364
Motorola Solutions, Inc.	2.750	05-24-31	3,280,000	2,881,304
Electronic equipment, instruments and components 0.6%
Flex, Ltd.	5.250	01-15-32	389,000	389,986
7	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
TD SYNNEX Corp.	2.650	08-09-31	1,500,000	$1,273,570
TD SYNNEX Corp.	6.100	04-12-34	520,000	543,259
IT services 0.5%
Gartner, Inc. (A)	4.500	07-01-28	1,800,000	1,757,185
Semiconductors and semiconductor equipment 5.0%
Broadcom, Inc. (A)	3.419	04-15-33	4,096,000	3,642,071
Broadcom, Inc. (A)	3.469	04-15-34	645,000	568,910
Broadcom, Inc.	4.550	02-15-32	592,000	579,417
Broadcom, Inc.	4.750	04-15-29	1,456,000	1,456,117
Foundry JV Holdco LLC (A)	5.875	01-25-34	2,670,000	2,681,933
Foundry JV Holdco LLC (A)	6.150	01-25-32	1,800,000	1,844,423
Marvell Technology, Inc.	5.950	09-15-33	2,053,000	2,164,216
Micron Technology, Inc.	2.703	04-15-32	499,000	426,547
Micron Technology, Inc.	5.300	01-15-31	665,000	674,094
Micron Technology, Inc.	5.327	02-06-29	1,025,000	1,040,912
Micron Technology, Inc.	6.750	11-01-29	1,778,000	1,913,741
Qorvo, Inc. (A)	3.375	04-01-31	1,780,000	1,538,439
Qorvo, Inc.	4.375	10-15-29	641,000	604,917
Software 1.9%
AppLovin Corp. (D)	5.375	12-01-31	979,000	988,782
AppLovin Corp. (D)	5.500	12-01-34	1,015,000	1,026,297
Atlassian Corp.	5.250	05-15-29	712,000	725,896
Oracle Corp.	2.950	04-01-30	2,163,000	1,976,536
Oracle Corp.	5.550	02-06-53	2,409,000	2,409,335
VMware LLC	4.700	05-15-30	225,000	222,413
Technology hardware, storage and peripherals 1.2%
CDW LLC	5.100	03-01-30	675,000	672,206
CDW LLC	5.550	08-22-34	810,000	806,119
Dell International LLC	5.300	10-01-29	147,000	150,169
Dell International LLC	5.400	04-15-34	2,745,000	2,802,107
Materials 1.2%				4,619,658
Construction materials 0.6%
Cemex SAB de CV (A)	3.875	07-11-31	2,000,000	1,779,522
Vulcan Materials Company	5.350	12-01-34	678,000	692,959
Metals and mining 0.6%
Freeport-McMoRan, Inc.	5.400	11-14-34	1,070,000	1,085,945
Freeport-McMoRan, Inc.	5.450	03-15-43	1,096,000	1,061,232
Real estate 4.1%				15,318,084
Industrial REITs 1.1%
Prologis Targeted U.S. Logistics Fund LP (A)	5.250	04-01-29	2,400,000	2,448,111
Prologis Targeted U.S. Logistics Fund LP (A)	5.250	01-15-35	1,541,000	1,546,724
Real estate management and development 0.6%
CoStar Group, Inc. (A)	2.800	07-15-30	2,521,000	2,223,200
Specialized REITs 2.4%
American Tower Corp.	3.800	08-15-29	2,247,000	2,152,827
American Tower Corp.	5.200	02-15-29	1,710,000	1,736,156
GLP Capital LP	3.250	01-15-32	332,000	289,946
GLP Capital LP	4.000	01-15-30	2,795,000	2,625,175
VICI Properties LP	5.125	05-15-32	2,324,000	2,295,945
Utilities 8.3%				31,471,896
Electric utilities 4.3%
American Electric Power Company, Inc.	5.625	03-01-33	268,000	276,950
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	8

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Constellation Energy Generation LLC	6.125	01-15-34	500,000	$536,422
Constellation Energy Generation LLC	6.500	10-01-53	1,095,000	1,222,768
Duke Energy Corp.	2.450	06-01-30	180,000	159,504
Duke Energy Corp.	5.750	09-15-33	1,000,000	1,049,966
Electricite de France SA (A)	5.650	04-22-29	1,900,000	1,961,762
Eversource Energy	5.125	05-15-33	1,613,000	1,606,628
Exelon Corp.	4.050	04-15-30	1,000,000	962,925
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	918,000	805,894
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	736,000	750,395
NRG Energy, Inc. (A)	4.450	06-15-29	936,000	904,382
NRG Energy, Inc. (A)	7.000	03-15-33	1,943,000	2,127,267
Pacific Gas & Electric Company	4.950	07-01-50	1,467,000	1,314,607
Pacific Gas & Electric Company	5.800	05-15-34	1,227,000	1,275,652
The Southern Company	5.200	06-15-33	522,000	529,135
The Southern Company	5.700	03-15-34	967,000	1,013,207
Independent power and renewable electricity producers 1.3%
Vistra Operations Company LLC (A)	4.300	07-15-29	1,973,000	1,906,296
Vistra Operations Company LLC (A)	6.000	04-15-34	1,306,000	1,355,811
Vistra Operations Company LLC (A)	6.950	10-15-33	1,474,000	1,621,966
Multi-utilities 2.7%
Dominion Energy, Inc.	3.375	04-01-30	1,000,000	931,393
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	1,537,000	1,619,066
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	1,407,000	1,491,053
National Grid PLC	5.809	06-12-33	2,194,000	2,292,180
NiSource, Inc.	1.700	02-15-31	180,000	149,620

Sempra	5.500	08-01-33	1,195,000	1,230,425

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	2,325,000	2,376,622
Municipal bonds 0.1%				$320,749
(Cost $437,639)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	30,000	25,440
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	108,000	84,354
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	125,000	90,007
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	30,000	23,082
Regents of the University of California Medical Center	3.006	05-15-50	140,000	97,866

	Yield (%)	Shares	Value
Short-term investments 1.6%			$6,279,342
(Cost $6,279,403)
Short-term funds 1.6%			6,279,342
John Hancock Collateral Trust (E)	4.4849(F)	627,765	6,279,342

Total investments (Cost $374,903,628) 100.4%	$379,857,840
Other assets and liabilities, net (0.4%)	(1,690,518)
Total net assets 100.0%	$378,167,322

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $100,265,797 or 26.5% of the portfolio’s net assets as of 11-30-24.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Security purchased or sold on a when-issued or delayed-delivery basis.
9	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 11-30-24.
The portfolio had the following country composition as a percentage of net assets on 11-30-24:
United States	85.7%
Canada	2.7%
United Kingdom	2.1%
France	2.0%
Norway	1.3%
Luxembourg	1.2%
Netherlands	1.1%
Other countries	3.9%
TOTAL	100.0%
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 11-30-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 97.2%				$104,270,747
(Cost $103,064,699)
Communication services 8.3%				8,928,526
Diversified telecommunication services 2.2%
C&W Senior Finance, Ltd. (A)	6.875	09-15-27	481,000	477,165
GCI LLC (A)	4.750	10-15-28	925,000	875,103
Iliad Holding SAS (A)	7.000	04-15-32	508,000	513,479
Iliad Holding SAS (A)	8.500	04-15-31	300,000	319,408
Total Play Telecomunicaciones SA de CV (A)	6.375	09-20-28	200,000	126,655
Interactive media and services 0.9%
Match Group Holdings II LLC (A)	3.625	10-01-31	348,000	301,888
Match Group Holdings II LLC (A)	4.125	08-01-30	776,000	702,331
Media 2.9%
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30	200,000	184,069
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29	625,000	513,026
Midcontinent Communications (A)	8.000	08-15-32	1,225,000	1,285,528
News Corp. (A)	3.875	05-15-29	764,000	717,552
Sirius XM Radio, Inc. (A)	4.000	07-15-28	433,000	406,556
Wireless telecommunication services 2.3%
Millicom International Cellular SA (A)	6.250	03-25-29	1,009,800	1,001,825
Millicom International Cellular SA (A)	7.375	04-02-32	413,000	420,822
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	1,036,000	1,083,119
Consumer discretionary 19.6%				21,031,182
Broadline retail 2.0%
Kohl’s Corp.	4.625	05-01-31	884,000	714,661
Macy’s Retail Holdings LLC (A)	5.875	04-01-29	351,000	343,327
Macy’s Retail Holdings LLC (A)	5.875	03-15-30	287,000	276,094
Macy’s Retail Holdings LLC (A)	6.125	03-15-32	846,000	808,354
Diversified consumer services 0.1%
Service Corp. International	5.750	10-15-32	144,000	143,466
Hotels, restaurants and leisure 11.7%
Caesars Entertainment, Inc. (A)	6.000	10-15-32	994,000	977,054
Caesars Entertainment, Inc. (A)	6.500	02-15-32	848,000	865,024
Full House Resorts, Inc. (A)	8.250	02-15-28	449,000	447,517
Genting New York LLC (A)	7.250	10-01-29	216,000	221,844
Hilton Grand Vacations Borrower Escrow LLC (A)	6.625	01-15-32	1,306,000	1,321,608
Hilton Grand Vacations Borrower LLC (A)	5.000	06-01-29	902,000	857,099
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	279,000	272,922
MGM Resorts International	4.750	10-15-28	1,306,000	1,267,180
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	10

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	1,090,000	$1,037,911
Mohegan Tribal Gaming Authority (A)	8.000	02-01-26	1,040,000	1,033,519
Resorts World Las Vegas LLC (A)	4.625	04-16-29	1,050,000	941,067
Resorts World Las Vegas LLC (A)	4.625	04-06-31	600,000	516,104
Resorts World Las Vegas LLC (A)	8.450	07-27-30	700,000	731,604
Royal Caribbean Cruises, Ltd. (A)	5.625	09-30-31	707,000	708,234
Royal Caribbean Cruises, Ltd. (A)	6.000	02-01-33	801,000	811,067
Royal Caribbean Cruises, Ltd. (A)	6.250	03-15-32	126,000	128,727
Travel + Leisure Company (A)	4.625	03-01-30	388,000	364,039
Household durables 1.8%
Brookfield Residential Properties, Inc. (A)	5.000	06-15-29	315,000	298,142
Century Communities, Inc. (A)	3.875	08-15-29	795,000	724,818
KB Home	4.000	06-15-31	683,000	619,624
Newell Brands, Inc.	6.375	05-15-30	163,000	166,033
Newell Brands, Inc.	6.625	05-15-32	167,000	169,932
Specialty retail 4.0%
Asbury Automotive Group, Inc. (A)	4.625	11-15-29	180,000	170,897
Asbury Automotive Group, Inc.	4.750	03-01-30	957,000	907,277
Group 1 Automotive, Inc. (A)	4.000	08-15-28	305,000	288,127
Lithia Motors, Inc. (A)	3.875	06-01-29	248,000	229,867
Lithia Motors, Inc. (A)	4.375	01-15-31	382,000	351,016
Lithia Motors, Inc. (A)	4.625	12-15-27	325,000	315,082
The Michaels Companies, Inc. (A)	5.250	05-01-28	1,006,000	729,482
The Michaels Companies, Inc. (A)	7.875	05-01-29	713,000	381,662
Valvoline, Inc. (A)	3.625	06-15-31	855,000	743,597
Velocity Vehicle Group LLC (A)	8.000	06-01-29	141,000	147,204
Consumer staples 3.1%				3,261,129
Consumer staples distribution and retail 0.4%
Performance Food Group, Inc. (A)	6.125	09-15-32	350,000	353,104
Food products 2.7%
Coruripe Netherlands BV (A)	10.000	02-10-27	588,000	587,120
Fiesta Purchaser, Inc. (A)	7.875	03-01-31	166,000	174,115
MARB BondCo PLC (A)	3.950	01-29-31	1,251,000	1,078,456
NBM US Holdings, Inc. (A)	6.625	08-06-29	1,061,000	1,068,334
Energy 19.7%				21,134,803
Oil, gas and consumable fuels 19.7%
Antero Midstream Partners LP (A)	5.375	06-15-29	781,000	764,418
Antero Midstream Partners LP (A)	6.625	02-01-32	877,000	891,157
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	850,000	834,949
Ascent Resources Utica Holdings LLC (A)	6.625	10-15-32	244,000	244,232
Blue Racer Midstream LLC (A)	7.000	07-15-29	122,000	125,569
Blue Racer Midstream LLC (A)	7.250	07-15-32	58,000	60,138
Civitas Resources, Inc. (A)	8.625	11-01-30	768,000	813,833
Energean Israel Finance, Ltd. (A)	5.375	03-30-28	180,000	167,217
Energean Israel Finance, Ltd. (A)	5.875	03-30-31	319,000	284,045
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (B)	6.500	11-15-26	2,096,000	2,096,964
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	1,600,000	1,633,078
EQM Midstream Partners LP (A)	6.375	04-01-29	500,000	510,308
EQM Midstream Partners LP (A)	7.500	06-01-30	291,000	314,870
Global Partners LP (A)	8.250	01-15-32	462,000	484,902
Hess Midstream Operations LP (A)	4.250	02-15-30	285,000	267,979
Hess Midstream Operations LP (A)	5.500	10-15-30	95,000	93,312
Hess Midstream Operations LP (A)	6.500	06-01-29	238,000	243,400
Howard Midstream Energy Partners LLC (A)	7.375	07-15-32	73,000	75,237
11	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Leviathan Bond, Ltd. (A)	6.500	06-30-27	815,000	$794,931
Leviathan Bond, Ltd. (A)	6.750	06-30-30	143,000	137,037
Matador Resources Company (A)	6.250	04-15-33	356,000	351,085
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31	776,710	645,307
Parkland Corp. (A)	4.500	10-01-29	391,000	365,497
Parkland Corp. (A)	4.625	05-01-30	1,091,000	1,016,026
Parkland Corp. (A)	6.625	08-15-32	740,000	744,570
Sunoco LP	4.500	04-30-30	633,000	598,600
Sunoco LP (A)	7.000	05-01-29	855,000	884,819
Sunoco LP (A)	7.250	05-01-32	679,000	710,472
Talos Production, Inc. (A)	9.000	02-01-29	368,000	385,016
Talos Production, Inc. (A)	9.375	02-01-31	67,000	70,376
Venture Global Calcasieu Pass LLC (A)	3.875	08-15-29	713,000	662,304
Venture Global Calcasieu Pass LLC (A)	4.125	08-15-31	372,000	338,669
Venture Global LNG, Inc. (A)	7.000	01-15-30	1,011,000	1,033,698
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(B)	9.000	09-30-29	959,000	993,816
Venture Global LNG, Inc. (A)	9.500	02-01-29	942,000	1,052,302
Vital Energy, Inc. (A)	7.875	04-15-32	452,000	444,670
Financials 12.6%				13,466,117
Banks 6.2%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (B)	9.625	05-21-33	600,000	688,297
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (B)	8.000	03-15-29	1,146,000	1,189,156
Citigroup, Inc. (4.700% to 1-30-25, then Overnight SOFR + 3.234%) (B)	4.700	01-30-25	881,000	877,096
Citigroup, Inc. (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%) (B)	6.250	08-15-26	772,000	778,335
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (B)(C)	7.898	12-30-24	964,000	958,574
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25	200,000	200,168
Popular, Inc.	7.250	03-13-28	982,000	1,016,960
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(B)	5.375	11-18-30	1,150,000	981,544
Consumer finance 0.6%
Enova International, Inc. (A)	9.125	08-01-29	175,000	183,690
OneMain Finance Corp.	9.000	01-15-29	419,000	445,942
Financial services 1.2%
Block, Inc.	3.500	06-01-31	387,000	347,674
Nationstar Mortgage Holdings, Inc. (A)	5.125	12-15-30	311,000	295,715
Nationstar Mortgage Holdings, Inc. (A)	5.500	08-15-28	691,000	678,898
Insurance 3.5%
AmWINS Group, Inc. (A)	6.375	02-15-29	280,000	282,696
Baldwin Insurance Group Holdings LLC (A)	7.125	05-15-31	585,000	602,023
Global Atlantic Financial Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (A)	4.700	10-15-51	729,000	701,054
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54	200,000	209,666
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (A)	4.125	12-15-51	715,000	678,644
Panther Escrow Issuer LLC (A)	7.125	06-01-31	1,208,000	1,237,394
Mortgage real estate investment trusts 1.1%
Starwood Property Trust, Inc. (A)	6.000	04-15-30	1,030,000	1,016,828
Starwood Property Trust, Inc. (A)	7.250	04-01-29	93,000	95,763
Health care 2.4%				2,545,852
Health care equipment and supplies 0.3%
Varex Imaging Corp. (A)	7.875	10-15-27	333,000	341,101
Health care providers and services 1.6%
AdaptHealth LLC (A)	5.125	03-01-30	167,000	154,387
Concentra Escrow Issuer Corp. (A)	6.875	07-15-32	91,000	93,754
DaVita, Inc. (A)	3.750	02-15-31	454,000	401,542
DaVita, Inc. (A)	4.625	06-01-30	1,142,000	1,069,690
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	12

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals 0.5%
Endo Finance Holdings, Inc. (A)	8.500	04-15-31	456,000	$485,378
Industrials 13.7%				14,710,827
Aerospace and defense 0.3%
AAR Escrow Issuer LLC (A)	6.750	03-15-29	314,000	321,450
Building products 2.3%
Builders FirstSource, Inc. (A)	4.250	02-01-32	1,179,000	1,073,991
Builders FirstSource, Inc. (A)	6.375	06-15-32	393,000	401,730
Builders FirstSource, Inc. (A)	6.375	03-01-34	996,000	1,015,074
Commercial services and supplies 3.4%
Albion Financing 1 SARL (A)	6.125	10-15-26	818,000	818,458
Allied Universal Holdco LLC (A)	6.000	06-01-29	200,000	183,541
Allied Universal Holdco LLC (A)	7.875	02-15-31	1,579,000	1,616,888
Belron UK Finance PLC (A)	5.750	10-15-29	209,000	209,261
Cimpress PLC (A)	7.375	09-15-32	840,000	841,715
Construction and engineering 0.9%
Arcosa, Inc. (A)	6.875	08-15-32	90,000	92,733
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	687,000	667,569
Williams Scotsman, Inc. (A)	6.625	06-15-29	236,000	240,051
Electrical equipment 1.1%
EMRLD Borrower LP (A)	6.625	12-15-30	1,158,000	1,170,797
Ground transportation 0.5%
Watco Companies LLC (A)	7.125	08-01-32	512,000	532,244
Machinery 0.7%
JB Poindexter & Company, Inc. (A)	8.750	12-15-31	580,000	615,601
Terex Corp. (A)	6.250	10-15-32	141,000	141,131
Passenger airlines 2.4%
Air Canada 2020-1 Class C Pass Through Trust (A)	10.500	07-15-26	1,020,000	1,091,400
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	77,618	72,828
American Airlines, Inc. (A)	7.250	02-15-28	548,000	561,280
United Airlines, Inc. (A)	4.625	04-15-29	908,000	872,646
Professional services 0.4%
Amentum Holdings, Inc. (A)	7.250	08-01-32	61,000	62,663
TriNet Group, Inc. (A)	3.500	03-01-29	364,000	334,169
Trading companies and distributors 1.1%
Beacon Roofing Supply, Inc. (A)	4.125	05-15-29	416,000	399,785
BlueLinx Holdings, Inc. (A)	6.000	11-15-29	804,000	786,029
Transportation infrastructure 0.6%
Aeropuertos Dominicanos Siglo XXI SA (A)	7.000	06-30-34	375,000	382,531
Kingston Airport Revenue Finance, Ltd. (A)	6.750	12-15-36	200,000	205,262
Information technology 0.8%				876,562
Software 0.8%
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	346,000	342,595
Rocket Software, Inc. (A)	9.000	11-28-28	514,000	533,967
Materials 7.5%				8,056,867
Chemicals 2.0%
Braskem Idesa SAPI (A)	6.990	02-20-32	200,000	149,715
Braskem Netherlands Finance BV (A)	4.500	01-31-30	1,540,000	1,345,395
Sasol Financing USA LLC	5.500	03-18-31	729,000	632,759
Construction materials 0.2%
Summit Materials LLC (A)	7.250	01-15-31	190,000	202,811
Containers and packaging 2.3%
Clydesdale Acquisition Holdings, Inc. (A)	6.875	01-15-30	877,000	885,938
13	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging (continued)
Graphic Packaging International LLC (A)	3.500	03-01-29	699,000	$642,361
Owens-Brockway Glass Container, Inc. (A)	7.250	05-15-31	1,013,000	1,009,199
Metals and mining 2.3%
Alcoa Nederland Holding BV (A)	7.125	03-15-31	311,000	325,382
Aris Mining Corp. (A)	8.000	10-31-29	249,000	250,187
Arsenal AIC Parent LLC (A)	8.000	10-01-30	366,000	385,089
First Quantum Minerals, Ltd. (A)	8.625	06-01-31	290,000	298,328
Novelis Corp. (A)	4.750	01-30-30	1,289,000	1,213,034
Paper and forest products 0.7%
Magnera Corp. (A)	7.250	11-15-31	727,000	716,669
Real estate 0.7%				777,681
Specialized REITs 0.7%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	216,000	203,306
Iron Mountain, Inc. (A)	5.250	07-15-30	592,000	574,375
Utilities 8.8%				9,481,201
Electric utilities 6.2%
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (A)(B)	9.125	03-15-33	685,000	772,003
NRG Energy, Inc. (A)	3.625	02-15-31	690,000	614,871
NRG Energy, Inc. (A)	3.875	02-15-32	907,000	808,148
NRG Energy, Inc. (A)	5.750	07-15-29	765,000	757,320
NRG Energy, Inc. (A)	6.000	02-01-33	533,000	530,029
NRG Energy, Inc. (A)	6.250	11-01-34	533,000	532,939
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(B)	10.250	03-15-28	1,195,000	1,325,525
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	1,342,000	1,386,892
Gas utilities 0.3%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (A)	7.200	10-15-54	289,000	295,134
Independent power and renewable electricity producers 2.3%
AES Panama Generation Holdings SRL (A)	4.375	05-31-30	895,642	795,554
Alpha Generation LLC (A)	6.750	10-15-32	320,000	324,206
Lightning Power LLC (A)	7.250	08-15-32	602,000	627,541
NextEra Energy Operating Partners LP (A)	3.875	10-15-26	173,000	165,248
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(B)	8.000	10-15-26	269,000	276,079

Vistra Operations Company LLC (A)	6.875	04-15-32	260,000	269,712
Term loans (D) 0.2%				$261,733
(Cost $261,110)
Health care 0.2%				261,733
Pharmaceuticals 0.2%

Endo Finance Holdings, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 4.000%)	8.573	04-23-31	261,000	261,733

Asset-backed securities 0.4%				$383,857
(Cost $394,787)
Asset-backed securities 0.4%				383,857
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (A)	3.475	04-15-49	38,000	35,155
Frontier Issuer LLC
Series 2024-1, Class C (A)	11.160	06-20-54	312,000	348,702

	Shares	Value
Common stocks 0.0%		$8,019
(Cost $75,356)
Energy 0.0%		8,019
Oil, gas and consumable fuels 0.0%

Altera Infrastructure LP (E)	297	8,019
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	14

	Shares	Value

Preferred securities 0.4%		$387,111
(Cost $378,961)
Communication services 0.1%		81,966
Wireless telecommunication services 0.1%
Telephone & Data Systems, Inc., 6.625%	3,800	81,966
Financials 0.3%		305,145
Banks 0.3%
Wells Fargo & Company, 7.500%	250	305,145

	Yield (%)	Shares	Value
Short-term investments 1.1%			$1,240,606
(Cost $1,240,567)
Short-term funds 1.1%			1,240,606
John Hancock Collateral Trust (F)	4.4849(G)	124,027	1,240,606

Total investments (Cost $105,415,480) 99.3%	$106,552,073
Other assets and liabilities, net 0.7%	758,211
Total net assets 100.0%	$107,310,284

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $86,659,989 or 80.8% of the portfolio’s net assets as of 11-30-24.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(E)	Non-income producing security.
(F)	The rate shown is the annualized seven-day yield as of 11-30-24.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
The portfolio had the following country composition as a percentage of net assets on 11-30-24:
United States	78.9%
Canada	4.1%
United Kingdom	3.3%
France	2.4%
Netherlands	2.3%
Luxembourg	2.1%
Israel	1.3%
Ireland	1.3%
Other countries	4.3%
TOTAL	100.0%
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE MUNICIPAL BOND PORTFOLIO

As of 11-30-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 102.5%				$21,517,119
(Cost $20,796,064)
Alaska 1.1%				228,128
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement, Senior Class 1, Series A	4.000	06-01-50	250,000	228,128
Arizona 4.9%				1,028,054
Glendale Industrial Development Authority Royal Oaks Life Care Community	5.000	05-15-39	345,000	346,506
15	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Arizona (continued)
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project, Series A (A)	5.000	07-01-41	250,000	$252,018
Maricopa County Industrial Development Authority Arizona Autism Charter Schools, Series A (A)	4.000	07-01-51	350,000	293,379
Sierra Vista Industrial Development Authority Champion Schools Project (A)	6.375	06-15-64	135,000	136,151
Arkansas 1.4%				300,276
Arkansas Development Finance Authority Big River Steel Project, AMT (A)	4.500	09-01-49	300,000	300,276
California 7.4%				1,554,547
California Community Housing Agency Aster Apartments, Series A-1 (A)	4.000	02-01-56	100,000	89,132
California Municipal Finance Authority Westside Neighborhood School Project (A)	6.375	06-15-64	100,000	109,085
California Pollution Control Financing Authority Poseidon Resources LP Desalination Project, AMT (A)	5.000	07-01-37	250,000	272,330
California School Finance Authority Sonoma County Junior College Project, Series A (A)	4.000	11-01-31	250,000	250,620
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (A)	3.000	03-01-57	300,000	214,444
CSCDA Community Improvement Authority Parallel Apartments Anaheim, Series A (A)	4.000	08-01-56	250,000	227,933
CSCDA Community Improvement Authority Pasadena Portfolio, Series A-2 (A)	3.000	12-01-56	200,000	140,856
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.341	06-01-66	1,000,000	111,818
Inland Empire Tobacco Securitization Corp. Series C-1 (B)	6.859	06-01-36	300,000	138,329
Colorado 4.8%				1,011,308
Aerotropolis Regional Transportation Authority Special Revenue (A)	5.750	12-01-54	500,000	510,608
Colorado Health Facilities Authority CommonSpirit Health, Series A-1	4.000	08-01-44	250,000	241,077
Fiddler’s Business Improvement District Greenwood Village, GO (A)	5.000	12-01-32	250,000	259,623
Connecticut 1.6%				327,593
Harbor Point Infrastructure Improvement District Harbor Point Project (A)	5.000	04-01-39	300,000	303,808
Town of Hamden Whitney Center Project	5.000	01-01-50	25,000	23,785
Delaware 1.2%				243,912
Delaware State Economic Development Authority NRG Energy Project, Series A	1.250	10-01-45	250,000	243,912
Florida 15.8%				3,308,840
Cabot Citrus Farms Community Development District	5.250	03-01-29	200,000	202,180
Charlotte County Industrial Development Authority Town and Country Utilities Project, Series A, AMT (A)	4.000	10-01-51	300,000	259,486
City of Pompano Beach John Knox Village Project, Series A	4.000	09-01-56	135,000	114,875
City of Venice Village on the Isle Project, Series A (A)	5.625	01-01-60	100,000	103,339
County of Lake Imagine South Lake Charter School Project, Series A (A)	5.000	01-15-54	235,000	224,906
Escambia County Health Facilities Authority Baptist Health Care Corp. Health Facilities, Series A	4.000	08-15-50	310,000	283,441
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	250,000	228,718
Florida Higher Educational Facilities Financial Authority Jacksonville University, Series A-1 (A)	5.000	06-01-48	250,000	234,375
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	16

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Middleton Community Development District A Special Assessment Revenue	5.450	05-01-32	240,000	$257,539
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-31	250,000	270,777
Palm Beach County Health Facilities Authority Toby & Leon Cooperman Sinai Residences	5.000	06-01-55	250,000	249,068
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)	5.875	01-01-33	250,000	224,305
Shingle Creek at Bronson Community Development District Florida Special Assessment	3.100	06-15-31	250,000	241,726
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	300,000	240,074
Village Community Development District CDD No. 12	4.250	05-01-43	175,000	174,031
Georgia 2.8%				594,344
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-38	20,000	20,182
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-33	145,000	153,662
Development Authority of Burke County Georgia Power Company Vogtle Project, Fifth Series 1995	2.200	10-01-32	250,000	208,667
Development Authority of Burke County Georgia Power Company Vogtle Project, First Series 1996	3.875	10-01-32	210,000	211,833
Idaho 0.5%				102,553
Avimor Community Infrastructure District No. 1 Assessment Area 6, Series B (A)	5.500	09-01-53	100,000	102,553
Illinois 4.8%				1,019,698
Chicago Board of Education Capital Improvement	5.000	04-01-38	375,000	403,574
Illinois Finance Authority Clark-Lindsey Village, Series A	5.500	06-01-57	115,000	96,506
Illinois Finance Authority DePaul College Prep Foundation, Series A (A)	5.250	08-01-38	250,000	273,440
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (A)	4.820	01-01-41	250,000	246,178
Indiana 0.9%				193,627
Indiana Finance Authority Polyflow Industry Project, AMT (A)	7.000	03-01-39	180,000	84,634
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	6.125	03-01-57	100,000	108,993
Iowa 1.0%				205,201
Iowa Finance Authority Alcoa, Inc. Project	4.750	08-01-42	205,000	205,201
Kansas 1.7%				354,534
City of Prairie Village Meadowbrook TIF Project	2.875	04-01-30	115,000	114,223
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	240,000	240,311
Kentucky 1.2%				248,282
City of Henderson Pratt Paper LLC Project, Series B, AMT (A)	4.450	01-01-42	250,000	248,282
Louisiana 1.2%				245,988
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (A)	6.375	06-15-53	240,000	245,988
Maryland 1.7%				362,504
City of Rockville Ingleside at King Farm Project, Series B	4.500	11-01-43	15,000	13,995
17	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Maryland (continued)
County of Howard Downtown Columbia Project, Series A (A)	4.500	02-15-47	250,000	$241,041
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare, Series B	5.000	01-01-32	100,000	107,468
Massachusetts 4.1%				866,265
Massachusetts Development Finance Agency Boston Medical Center, Series G	4.375	07-01-52	225,000	223,933
Massachusetts Development Finance Agency Emerson College	5.000	01-01-45	135,000	135,030
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-42	250,000	252,809
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (A)	5.000	10-01-37	250,000	254,493
Michigan 1.6%				328,970
City of Detroit, GO	5.500	04-01-32	300,000	328,970
Missouri 2.2%				457,333
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	250,000	254,897
Taney County Industrial Development Authority Big Cedar Infrastructure Project (A)	6.000	10-01-49	200,000	202,436
Montana 0.8%				178,147
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	250,000	178,147
New Hampshire 1.0%				217,812
New Hampshire Business Finance Authority Covanta Resources Recovery, Series B, AMT (A)	3.750	07-01-45	250,000	217,812
New Jersey 1.2%				250,451
Salem County Pollution Control Financing Authority Philadelphia Electric Company Project, Series A, AMT	4.450	03-01-25	250,000	250,451
New York 3.0%				626,604
New York Liberty Development Corp. World Trade Center, Class 2-3 (A)	5.150	11-15-34	250,000	250,205
New York Transportation Development Corp. American Airlines, Inc., John F. Kennedy International Airport, AMT	2.250	08-01-26	130,000	127,069
New York Transportation Development Corp. Laguardia Airport Terminal B, AMT	4.000	07-01-33	250,000	249,330
Ohio 2.0%				423,067
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	3.000	06-01-48	250,000	188,729
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series B, AMT	2.600	06-01-41	250,000	234,338
Oklahoma 0.9%				199,900
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-25	200,000	199,900
Pennsylvania 2.8%				589,696
Beaver County Industrial Development Authority FirstEnergy Generation Project, Series B	3.750	10-01-47	385,000	339,761
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-56	300,000	249,935
Puerto Rico 4.7%				997,328
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	2.543	11-01-43	290,000	179,075
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-35	250,000	247,149
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.750	07-01-53	250,000	250,106
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	18

	Rate (%)	Maturity date	Par value^	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.550	07-01-40	320,000	$320,998
South Carolina 1.5%				310,590
Patriots Energy Group Financing Agency Series A-1	5.250	10-01-54	250,000	273,090
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(C)	6.500	06-01-51	250,000	37,500
Texas 8.4%				1,770,395
Arlington Higher Education Finance Corp. Wayside Schools, Series A	5.000	08-15-25	205,000	205,990
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC, AMT (A)	10.000	06-01-42	100,000	90,000
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	4.000	07-15-41	250,000	238,479
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT (D)	5.500	07-15-38	150,000	162,229
Decatur Hospital Authority Wise Health System	5.000	09-01-31	200,000	223,371
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	3.625	01-01-35	130,000	121,158
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	4.000	01-01-50	250,000	217,215
Texas Private Activity Bond Surface Transportation Corp. Segment 3C Project, AMT	5.000	06-30-58	250,000	255,743
Texas Transportation Commission State Highway 249 System State Highway Toll, First Tier	5.000	08-01-57	250,000	256,210
Utah 1.2%				248,387
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	250,000	248,387
Vermont 1.4%				285,325
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	4.000	05-01-45	315,000	285,325
Virgin Islands 1.8%				371,361
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-30	350,000	371,361
Virginia 2.5%				518,435
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-39	300,000	296,752
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-56	220,000	221,683
Wisconsin 7.4%				1,547,664
Public Finance Authority A Challenge Foundation Academy (A)	6.875	07-01-53	250,000	262,273
Public Finance Authority Air Cargo Facilities Project, AMT	5.500	07-01-38	250,000	273,597
Public Finance Authority Cincinnati Classical Academy, Series A (A)	5.875	06-15-54	100,000	101,429
Public Finance Authority College Achieve Paterson Charter School (A)	4.000	06-15-42	260,000	235,494
Public Finance Authority Cornerstone Charter Academy Project	5.000	02-01-54	150,000	153,553
Public Finance Authority Million Air Three LLC General Aviation Facilities Project, Series A, AMT (A)	6.250	09-01-46	300,000	310,666
Public Finance Authority Shining Rock Classical Academy	6.000	06-15-52	100,000	100,275
Public Finance Authority Two Step Project (A)(B)	6.009	12-15-34	200,000	110,377

19	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 1.6%			$322,326
(Cost $322,228)
Short-term funds 1.6%
John Hancock Collateral Trust (E)	4.4849(F)	32,224	322,326
Total investments (Cost $21,118,292) 104.1%			$21,839,445
Other assets and liabilities, net (4.1%)			(853,311)
Total net assets 100.0%			$20,986,134

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $8,259,848 or 39.4% of the fund’s net assets as of 11-30-24.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Non-income producing - Issuer is in default.
(D)	Security purchased or sold on a when-issued or delayed-delivery basis.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 11-30-24.
The fund had the following portfolio composition as a percentage of total investments on 11-30-24:
General obligation bonds	4.6%
Revenue bonds	93.9%
Development	22.2%
Health care	17.8%
Education	17.7%
Other revenue	14.0%
Transportation	4.7%
Airport	4.6%
Housing	4.2%
Tobacco	3.1%
Utilities	3.0%
Water and sewer	2.4%
Pollution	0.2%
Short-term investments	1.5%
TOTAL	100.0%
MANAGED ACCOUNT SHARES SECURITIZED DEBT PORTFOLIO

As of 11-30-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Collateralized mortgage obligations 35.4%				$66,391,513
(Cost $66,410,410)
Commercial and residential 29.9%				56,040,410
Angel Oak Mortgage Trust LLC
Series 2020-3, Class A1 (A)(B)	1.691	04-25-65	449,615	420,684
Series 2020-R1, Class A1 (A)(B)	0.990	04-25-53	104,630	98,652
Series 2021-1, Class A1 (A)(B)	0.909	01-25-66	328,021	276,879
Series 2021-4, Class A1 (A)(B)	1.035	01-20-65	1,198,128	994,550
Series 2021-5, Class A1 (A)(B)	0.951	07-25-66	217,941	185,732
Series 2021-6, Class A1 (A)(B)	1.458	09-25-66	620,303	517,206
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (A)	4.800	11-26-68	1,889,598	1,859,711
Series 2024-5, Class A1 (4.950% to 4-1-28, then 5.950% thereafter) (A)	4.950	07-25-68	1,292,470	1,275,722
Arroyo Mortgage Trust
Series 2019-3, Class A1 (A)(B)	2.962	10-25-48	59,835	56,209
Series 2021-1R, Class A1 (A)(B)	1.175	10-25-48	128,725	113,466
BAHA Trust
Series 2024-MAR, Class A (A)(B)	6.171	12-10-29	1,410,000	1,429,289
BAMLL Commercial Mortgage Securities Trust
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	20

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2015-200P, Class A (A)	3.218	04-14-33	260,000	$257,170
BANK
Series 2024-5YR7, Class A3	5.769	06-15-57	1,015,000	1,046,936
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	267,000	255,694
Series 2024-5C29, Class A3	5.208	09-15-57	2,470,000	2,496,191
Benchmark Mortgage Trust
Series 2019-B10, Class A4	3.717	03-15-62	490,000	467,134
Series 2019-B12, Class A2	3.001	08-15-52	279,545	275,710
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (A)(B)	0.941	02-25-49	357,824	331,991
BX Trust
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%) (A)(C)	6.223	01-15-34	252,000	250,746
Series 2022-CLS, Class A (A)	5.760	10-13-27	1,933,000	1,930,733
BXHPP Trust
Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) (A)(C)	5.823	08-15-36	1,409,000	1,315,247
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	272,980	261,020
CFK Trust
Series 2020-MF2, Class A (A)	2.387	03-15-39	530,000	489,312
Citigroup Commercial Mortgage Trust
Series 2016-P4, Class A2	2.450	07-10-49	734,602	711,890
Series 2020-GC46, Class A2	2.708	02-15-53	405,000	396,625
Series 2023-SMRT, Class A (A)(B)	6.015	10-12-40	870,000	888,763
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (A)(B)	0.924	08-25-66	347,493	284,929
Series 2021-3, Class A1 (A)(B)	0.956	09-27-66	685,338	554,365
Series 2021-HX1, Class A1 (A)(B)	1.110	10-25-66	125,761	105,036
Series 2022-2, Class A1 (2.994% to 2-1-26, then 3.994% thereafter) (A)	2.994	02-25-67	478,068	445,781
COLT Mortgage Pass-Through Trust
Series 2021-1R, Class A1 (A)(B)	0.857	05-25-65	20,902	17,961
COLT Trust
Series 2020-RPL1, Class A1 (A)(B)	1.390	01-25-65	2,384,395	2,040,245
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2020-CX, Class D (A)(B)	2.773	11-10-46	370,000	288,383
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A (A)	2.257	08-15-37	270,223	260,786
Series 2021-AFC1, Class A1 (A)(B)	0.830	03-25-56	1,073,775	880,528
Series 2021-NQM1, Class A1 (A)(B)	0.809	05-25-65	529,527	470,767
Series 2021-NQM2, Class A1 (A)(B)	1.179	02-25-66	358,554	317,153
Series 2021-NQM5, Class A1 (A)(B)	0.938	05-25-66	975,476	809,801
Series 2021-NQM6, Class A1 (A)(B)	1.174	07-25-66	698,257	589,976
Series 2021-RPL2, Class A1A (A)(B)	1.115	01-25-60	1,259,853	1,058,778
DBJPM Mortgage Trust
Series 2020-C9, Class A2	1.900	08-15-53	650,171	620,617
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1 (A)(B)	0.899	04-25-66	358,934	316,705
Ellington Financial Mortgage Trust
Series 2019-2, Class A1 (A)(B)	2.739	11-25-59	23,347	22,539
Series 2021-1, Class A1 (A)(B)	0.797	02-25-66	107,935	92,347
Series 2021-2, Class A1 (A)(B)	0.931	06-25-66	1,291,808	1,068,010
Flagstar Mortgage Trust
Series 2021-1, Class A2 (A)(B)	2.500	02-01-51	1,021,476	836,000
GCAT Trust
Series 2020-NQM2, Class A1 (A)	2.555	04-25-65	552,053	526,071
Series 2021-NQM1, Class A1 (A)(B)	0.874	01-25-66	194,461	169,048
Series 2021-NQM3, Class A1 (A)(B)	1.091	05-25-66	1,026,709	878,008
Series 2021-NQM6, Class A1 (A)(B)	1.855	08-25-66	100,603	90,042
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (A)(B)	1.382	09-27-60	258,177	241,776
Series 2021-NQM1, Class A1 (A)(B)	1.017	07-25-61	1,096,005	967,251
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (A)(B)	1.071	06-25-56	359,241	308,017
21	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (A)	2.812	01-16-37	300,000	$267,003
MFA Trust
Series 2021-NQM1, Class A1 (A)(B)	1.153	04-25-65	665,947	619,378
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(B)	3.500	10-25-59	78,801	73,189
NMLT Trust
Series 2021-INV1, Class A1 (A)(B)	1.185	05-25-56	1,079,543	913,742
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (A)(B)	4.455	11-05-41	741,000	714,046
NYMT Loan Trust
Series 2022-CP1, Class A1 (A)	2.042	07-25-61	940,753	865,286
OBX Trust
Series 2021-NQM1, Class A1 (A)(B)	1.072	02-25-66	500,560	442,588
Series 2021-NQM2, Class A1 (A)(B)	1.101	05-25-61	1,062,579	873,275
Series 2021-NQM3, Class A1 (A)(B)	1.054	07-25-61	1,156,113	944,336
ROCK Trust
Series 2024-CNTR, Class A (A)	5.388	11-13-41	1,503,000	1,507,480
Series 2024-CNTR, Class D (A)	7.109	11-13-41	1,926,000	1,967,946
SLG Office Trust
Series 2021-OVA, Class A (A)	2.585	07-15-41	1,140,000	977,025
Series 2021-OVA, Class C (A)	2.851	07-15-41	1,678,000	1,404,386
Series 2021-OVA, Class D (A)	2.851	07-15-41	240,000	197,970
Starwood Mortgage Residential Trust
Series 2021-2, Class A1 (A)(B)	0.943	05-25-65	634,514	588,327
Series 2022-1, Class A1 (A)(B)	2.447	12-25-66	1,254,576	1,104,269
Towd Point Mortgage Trust
Series 2015-6, Class M2 (A)(B)	3.750	04-25-55	200,000	195,134
Series 2018-4, Class A1 (A)(B)	3.000	06-25-58	660,780	617,552
Series 2019-1, Class A1 (A)(B)	3.750	03-25-58	729,240	702,855
Series 2019-4, Class A1 (A)(B)	2.900	10-25-59	452,075	429,057
Series 2020-1, Class A1 (A)(B)	2.710	01-25-60	394,773	373,936
Series 2020-3, Class A1 (A)(B)	3.088	02-25-63	181,580	173,531
Series 2020-4, Class A1 (A)	1.750	10-25-60	979,173	877,702
Series 2024-1, Class A1 (A)(B)	4.701	03-25-64	1,300,931	1,318,761
Series 2024-3, Class A1A (A)(B)	5.163	07-25-65	860,130	854,300
Series 2024-4, Class A1A (A)(B)	4.381	10-27-64	627,662	615,276
Verus Securitization Trust
Series 2020-5, Class A1 (A)	2.218	05-25-65	216,295	207,987
Series 2021-1, Class A1 (A)(B)	0.815	01-25-66	871,664	776,515
Series 2021-3, Class A1 (A)(B)	1.046	06-25-66	532,527	452,841
Series 2021-4, Class A1 (A)(B)	0.938	07-25-66	560,730	471,963
Series 2021-5, Class A1 (A)(B)	1.013	09-25-66	362,193	303,038
Series 2021-6, Class A1 (A)(B)	1.630	10-25-66	137,993	117,097
Series 2021-R2, Class A1 (A)(B)	0.918	02-25-64	125,605	114,192
Series 2023-8, Class A2 (6.664% to 12-1-27, then 7.664% thereafter) (A)	6.664	12-25-68	396,270	399,744
Visio Trust
Series 2020-1R, Class A1 (A)	1.312	11-25-55	567,236	538,292
Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class A2	2.766	02-15-53	177,606	176,209
U.S. Government Agency 5.5%				10,351,103
Federal Home Loan Mortgage Corp.
Series K048, Class X1 IO	0.317	06-25-25	9,429,232	5,984
Government National Mortgage Association
Series 2016-174, Class IO	0.890	11-16-56	36,557	1,534
Series 2017-109, Class IO	0.229	04-16-57	46,713	651
Series 2017-124, Class IO	0.626	01-16-59	38,889	1,343
Series 2017-140, Class IO	0.486	02-16-59	34,575	987
Series 2017-159, Class IO	0.431	06-16-59	21,334,125	549,239
Series 2017-20, Class IO	0.521	12-16-58	75,958	1,765
Series 2017-22, Class IO	0.748	12-16-57	23,979	866
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	22

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-23, Class IO	0.601	05-16-59	5,208,411	$175,830
Series 2017-46, Class IO	0.651	11-16-57	56,680	2,121
Series 2017-54, Class IO	0.693	12-16-58	17,217,036	591,329
Series 2017-61, Class IO	0.701	05-16-59	236,854	8,575
Series 2017-89, Class IO	0.476	07-16-59	56,114	1,523
Series 2018-114, Class IO	0.591	04-16-60	81,200	3,194
Series 2018-158, Class IO	0.792	05-16-61	166,586	9,533
Series 2018-23, Class IO	0.585	11-16-59	15,454,076	542,571
Series 2018-69, Class IO	0.606	04-16-60	57,669	2,567
Series 2018-99, Class IO	0.451	06-16-60	167,241	5,718
Series 2019-131, Class IO	0.803	07-16-61	132,681	7,510
Series 2020-108, Class IO	0.847	06-16-62	2,450,243	141,071
Series 2020-114, Class IO	0.801	09-16-62	821,371	46,333
Series 2020-118, Class IO	0.883	06-16-62	4,988,564	296,044
Series 2020-120, Class IO	0.768	05-16-62	956,281	56,065
Series 2020-137, Class IO	0.797	09-16-62	3,911,975	224,656
Series 2020-150, Class IO	0.964	12-16-62	1,082,704	70,432
Series 2020-170, Class IO	0.835	11-16-62	501,745	31,996
Series 2020-92, Class IO	0.880	02-16-62	782,328	47,025
Series 2021-10, Class IO	0.987	05-16-63	426,280	30,694
Series 2021-11, Class IO	1.021	12-16-62	622,321	44,497
Series 2021-203, Class IO	0.870	07-16-63	5,619,239	363,337
Series 2021-220, Class IO	0.827	12-16-63	5,160,054	318,900
Series 2021-3, Class IO	0.869	09-16-62	2,013,652	127,480
Series 2021-47, Class IO	0.992	03-16-61	4,543,346	306,945
Series 2022-150, Class IO	0.822	06-16-64	5,438,336	324,934
Series 2022-181, Class IO	0.718	07-16-64	2,406,031	152,633
Series 2022-221, Class IO	0.844	06-16-64	6,814,911	423,697
Series 2022-57, Class IO	0.757	09-16-63	2,863,977	154,600
Series 2023-105, Class IO	0.745	07-16-65	5,613,576	355,244
Series 2023-177, Class IO	0.858	06-16-65	7,682,359	492,728
Series 2023-197, Class IO	1.317	09-16-65	7,354,984	632,623
Series 2023-30, Class IO	1.146	11-16-64	2,946,033	206,636
Series 2023-33, Class IO	0.935	05-16-63	4,638,997	319,067
Series 2023-36, Class IO	0.935	10-16-64	8,086,150	522,327
Series 2023-62, Class IO	0.937	02-16-65	4,919,898	327,801
Series 2023-91, Class IO	0.875	04-16-65	4,495,286	327,930
Series 2024-135, Class IO	0.836	11-16-66	14,730,005	998,400

Series 2024-193, Class IO	0.700	12-16-66	16,190,000	1,094,168
Asset-backed securities 63.8%				$119,797,548
(Cost $117,557,695)
Asset-backed securities 63.8%				119,797,548
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-29-30	457,888	448,745
AGL Core CLO, Ltd.
Series 2024-31A, Class A (3 month CME Term SOFR + 1.400%) (A)(C)	6.600	07-20-37	1,718,000	1,730,134
AIMCO CLO, Ltd.
Series 2019-10A, Class ARR (3 month CME Term SOFR + 1.410%) (A)(C)	6.042	07-22-37	315,000	316,067
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	1.937	08-15-46	714,000	676,458
Series 2023-2A, Class A2 (A)	6.500	11-16-48	1,130,000	1,159,625
AMSR Trust
Series 2020-SFR2, Class A (A)	1.632	07-17-37	583,947	573,115
Series 2021-SFR1, Class B (A)	2.153	06-17-38	570,000	515,042
APIDOS CLO XLVIII, Ltd.
Series 2024-48A, Class A1 (3 month CME Term SOFR + 1.440%) (A)(C)	6.755	07-25-37	699,000	700,944
Aqua Finance Trust
Series 2021-A, Class A (A)	1.540	07-17-46	268,288	245,726
23	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	1,278,263	$1,210,939
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A (A)	5.360	06-20-30	1,619,000	1,649,466
Ballyrock CLO, Ltd.
Series 2024-26A, Class A1A (3 month CME Term SOFR + 1.510%) (A)(C)	6.844	07-25-37	511,000	514,128
Battalion CLO XXV, Ltd.
Series 2024-25A, Class A (3 month CME Term SOFR + 1.630%) (A)(C)	6.247	03-13-37	436,000	438,570
Beacon Container Finance II LLC
Series 2021-1A, Class A (A)	2.250	10-22-46	2,368,267	2,147,510
Capital Automotive REIT
Series 2024-2A, Class A2 (A)	5.250	05-15-54	889,406	882,524
Series 2024-3A, Class A1 (A)	4.400	10-15-54	986,380	947,137
CARS-DB7 LP
Series 2023-1A, Class A1 (A)	5.750	09-15-53	2,077,313	2,090,507
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	1,876,257	1,824,784
Series 2021-1A, Class A1 (A)	1.530	03-15-61	2,347,637	2,212,098
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	1,451,539	1,330,274
Series 2020-3A, Class A (A)	2.070	10-18-45	382,188	351,549
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	880,596	797,404
Series 2022-1A, Class A (A)	2.720	01-18-47	768,624	697,128
Series 2023-1A, Class A (A)	6.310	06-18-48	264,978	267,032
Cloud Capital Holdco LP
Series 2024-2A, Class A2 (A)	5.923	11-22-49	1,025,000	1,037,226
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (A)	5.250	02-25-49	1,400,000	1,406,125
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (A)	4.300	04-20-48	1,893,000	1,821,605
Series 2024-2A, Class A2 (A)	4.500	05-20-49	2,671,000	2,568,049
DataBank Issuer
Series 2021-1A, Class A2 (A)	2.060	02-27-51	2,663,000	2,547,510
Series 2021-2A, Class A2 (A)	2.400	10-25-51	1,356,000	1,275,761
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,035,075	1,004,360
Series 2021-1A, Class A2I (A)	2.045	11-20-51	2,062,220	1,947,621
Series 2021-1A, Class A2II (A)	2.493	11-20-51	284,210	258,350
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	904,000	839,838
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (A)	4.118	07-25-47	1,718,320	1,676,564
Series 2019-1A, Class A2 (A)	3.668	10-25-49	1,330,560	1,243,875
Series 2021-1A, Class A2I (A)	2.662	04-25-51	1,862,338	1,698,581
Driven Brands Funding LLC
Series 2020-2A, Class A2 (A)	3.237	01-20-51	1,001,265	935,141
Series 2021-1A, Class A2 (A)	2.791	10-20-51	888,850	800,436
Series 2024-1A, Class A2 (A)	6.372	10-20-54	2,840,880	2,898,696
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class A (A)	1.360	08-27-35	44,835	41,887
Elmwood CLO IV, Ltd.
Series 2020-1A, Class AR (3 month CME Term SOFR + 1.460%) (A)(C)	6.092	04-18-37	1,053,000	1,060,732
ExteNet Issuer LLC
Series 2024-1A, Class A2 (A)	5.335	07-25-54	1,272,000	1,267,795
FirstKey Homes Trust
Series 2021-SFR1, Class C (A)	1.888	08-17-38	213,000	200,921
Series 2021-SFR1, Class D (A)	2.189	08-17-38	445,000	422,384
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (A)	4.980	12-11-36	1,425,000	1,446,298
GMF Floorplan Owner Revolving Trust
Series 2024-2A, Class A (A)	5.060	03-15-31	1,962,000	1,998,901
GoldenTree Loan Management US CLO, Ltd.
Series 2024-20A, Class A (3 month CME Term SOFR + 1.450%) (A)(C)	6.067	07-20-37	968,000	971,430
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	24

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (A)	3.208	01-22-29	244,833	$239,843
Series 2021-1A, Class A2 (A)	2.773	04-20-29	343,041	336,619
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	2,143,000	2,061,382
HIN Timeshare Trust
Series 2020-A, Class A (A)	1.390	10-09-39	133,915	124,504
Home Partners of America Trust
Series 2019-1, Class A (A)	2.908	09-17-39	70,019	65,983
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	1,660,000	1,566,841
Series 2023-1A, Class A2 (A)	5.687	05-20-53	1,825,000	1,838,188
Series 2024-1A, Class A2 (A)	5.893	06-20-54	1,050,000	1,065,843
Invitation Homes Trust
Series 2024-SFR1, Class A (A)	4.000	09-17-41	1,302,768	1,247,220
Magnetite XL, Ltd.
Series 2024-40A, Class A1 (3 month CME Term SOFR + 1.450%) (A)(C)	6.782	07-15-37	731,000	734,501
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (A)	6.560	04-20-53	1,215,000	1,246,235
Series 2024-1A, Class A2 (A)	6.230	04-20-54	1,923,000	1,964,617
Monroe Capital Funding, Ltd.
Series 2021-1A, Class A2 (A)	2.815	04-22-31	109,263	104,005
MVW LLC
Series 2022-2A, Class A (A)	6.110	10-21-41	150,807	153,174
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A (A)	1.220	07-15-69	36,927	34,144
Series 2020-IA, Class A1A (A)	1.330	04-15-69	144,701	131,148
Series 2021-FA, Class A (A)	1.110	02-18-70	641,125	563,616
Navient Student Loan Trust
Series 2020-2A, Class A1A (A)	1.320	08-26-69	139,807	122,305
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	2,131,739	1,963,906
Series 2022-1A, Class A2 (A)	3.695	01-30-52	909,288	824,252
Series 2023-1A, Class A2 (A)	7.308	01-30-53	569,850	581,856
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (A)	1.910	10-20-61	2,857,000	2,633,913
Series 2021-1, Class B1 (A)	2.410	10-20-61	1,297,000	1,157,913
OHA Credit Funding 5, Ltd.
Series 2020-5A, Class AR (3 month CME Term SOFR + 1.350%) (A)(C)	6.131	10-18-37	1,000,000	1,005,142
OHA Credit Partners XI, Ltd.
Series 2015-11A, Class A1R2 (3 month CME Term SOFR + 1.460%) (A)(C)	6.077	04-20-37	537,000	540,979
Palmer Square CLO, Ltd.
Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.400%) (A)(C)	6.694	07-20-37	578,000	580,848
Progress Residential Trust
Series 2021-SFR2, Class A (A)	1.546	04-19-38	1,240,664	1,198,111
Series 2021-SFR3, Class A (A)	1.637	05-17-26	340,083	326,321
Series 2021-SFR6, Class A (A)	1.524	07-17-38	429,542	409,949
Series 2024-SFR1, Class A (A)	3.350	02-17-41	780,700	730,425
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (A)	5.000	09-15-48	2,279,000	2,258,625
RIN II, Ltd.
Series 2019-1A, Class AR (3 month CME Term SOFR + 1.480%) (A)(C)	5.946	01-15-38	857,000	857,000
SCF Equipment Leasing LLC
Series 2021-1A, Class B (A)	1.370	08-20-29	184,865	184,051
Series 2022-1A, Class A3 (A)	2.920	07-20-29	217,318	215,678
Series 2022-2A, Class C (A)	6.500	08-20-32	125,000	128,154
SEB Funding LLC
Series 2024-1A, Class A2 (A)	7.386	04-30-54	1,225,000	1,256,918
SERVPRO Master Issuer LLC
Series 2019-1A, Class A2 (A)	3.882	10-25-49	213,750	207,483
Series 2021-1A, Class A2 (A)	2.394	04-25-51	1,230,375	1,112,776
Series 2024-1A, Class A2 (A)	6.174	01-25-54	910,123	923,477
25	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (A)	1.070	01-15-53	411,227	$365,523
Series 2021-D, Class A1A (A)	1.340	03-17-53	136,607	126,227
Series 2023-A, Class A1A (A)	5.380	01-15-53	129,694	130,695
Series 2023-C, Class A1A (A)	5.670	11-15-52	128,399	130,867
Series 2024-A, Class A1A (A)	5.240	03-15-56	1,638,731	1,651,133
Series 2024-E, Class A1A (A)	5.090	10-16-56	1,430,577	1,434,381
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	1,351,990	1,304,753
Series 2020-1A, Class A2II (A)	4.336	01-20-50	1,254,325	1,180,525
Series 2021-1A, Class A2I (A)	2.190	08-20-51	1,439,912	1,278,513
Subway Funding LLC
Series 2024-1A, Class A2I (A)	6.028	07-30-54	1,224,000	1,243,475
Series 2024-1A, Class A2II (A)	6.268	07-30-54	1,134,000	1,151,582
Series 2024-3A, Class A23 (A)	5.914	07-30-54	2,005,000	1,981,999
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (A)	5.436	06-25-54	1,098,000	1,093,635
Taco Bell Funding LLC
Series 2018-1A, Class A2II (A)	4.940	11-25-48	364,808	360,525
Series 2021-1A, Class A2I (A)	1.946	08-25-51	837,090	780,426
TIF Funding II LLC
Series 2020-1A, Class A (A)	2.090	08-20-45	1,276,800	1,180,561
Series 2021-1A, Class A (A)	1.650	02-20-46	1,064,906	946,289
Tricon American Homes Trust
Series 2020-SFR2, Class A (A)	1.482	11-17-39	443,110	405,714
Tricon Residential Trust
Series 2024-SFR3, Class A (A)	4.500	08-17-41	1,400,000	1,369,606
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	1,407,917	1,282,154
Series 2021-1A, Class A (A)	1.860	03-20-46	1,297,508	1,158,039
Vantage Data Centers LLC
Series 2020-2A, Class A2 (A)	1.992	09-15-45	1,145,000	1,042,232
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (A)	2.152	10-20-31	495,887	472,512
Verizon Master Trust
Series 2024-5, Class A (A)	5.000	06-21-32	3,433,000	3,505,230
VR Funding LLC
Series 2020-1A, Class A (A)	2.790	11-15-50	474,433	435,013
Wendy’s Funding LLC
Series 2021-1A, Class A2I (A)	2.370	06-15-51	1,481,651	1,326,954
Wingstop Funding LLC
Series 2020-1A, Class A2 (A)	2.841	12-05-50	3,404,160	3,175,303
Series 2024-1A, Class A2 (A)	5.858	12-05-54	658,000	667,439
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	899,775	821,306

	Yield (%)	Shares	Value
Short-term investments 2.1%			$3,882,579
(Cost $3,882,697)
Short-term funds 2.1%			3,882,579
John Hancock Collateral Trust (D)	4.4849(E)	388,153	3,882,579

Total investments (Cost $187,850,802) 101.3%	$190,071,640
Other assets and liabilities, net (1.3%)	(2,445,865)
Total net assets 100.0%	$187,625,775

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	26

(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $169,129,932 or 90.1% of the portfolio’s net assets as of 11-30-24.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 11-30-24.
27	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 11-30-24 (unaudited)

	Managed Account Shares Bond Completion Portfolio	Managed Account Shares Investment-Grade Corporate Bond Portfolio	Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	Managed Account Shares Securitized Debt Portfolio
Assets
Unaffiliated investments, at value	$1,117,477	$373,578,498	$105,311,467	$21,517,119	$186,189,061
Affiliated investments, at value	10,778	6,279,342	1,240,606	322,326	3,882,579
Total investments, at value	1,128,255	379,857,840	106,552,073	21,839,445	190,071,640
Cash	1,930	—	—	—	—
Dividends and interest receivable	6,989	4,706,548	1,669,817	297,530	683,447
Receivable for fund shares sold	—	911,465	109,860	—	523,843
Receivable for investments sold	—	—	129,608	—	—
Receivable from affiliates	27,390	21,437	6,712	1,884	11,133
Other assets	23,958	24,113	18,196	6,167	21,048
Total assets	1,188,522	385,521,403	108,486,266	22,145,026	191,311,111
Liabilities
Distributions payable	4,203	1,734,257	602,047	79,712	616,252
Payable for investments purchased	—	1,696,066	508,000	892,940	2,925,967
Payable for delayed delivery securities purchased	—	3,676,610	—	159,909	—
Payable for fund shares repurchased	—	196,489	26,607	—	99,917
Payable to affiliates
Accounting and legal services fees	33	11,691	3,336	664	5,897
Trustees’ fees	6	178	100	68	102
Other liabilities and accrued expenses	109,842	38,790	35,892	25,599	37,201
Total liabilities	114,084	7,354,081	1,175,982	1,158,892	3,685,336
Net assets	$1,074,438	$378,167,322	$107,310,284	$20,986,134	$187,625,775
Net assets consist of
Paid-in capital	$1,084,671	$376,198,317	$112,125,133	$20,076,241	$185,699,461
Total distributable earnings (loss)	(10,233)	1,969,005	(4,814,849)	909,893	1,926,314
Net assets	$1,074,438	$378,167,322	$107,310,284	$20,986,134	$187,625,775
Unaffiliated investments, at cost	$1,128,167	$368,624,225	$104,174,913	$20,796,064	$183,968,105
Affiliated investments, at cost	10,778	6,279,403	1,240,567	322,228	3,882,697
Total investments, at cost	1,138,945	374,903,628	105,415,480	21,118,292	187,850,802
Net asset value per share
Based on net asset values and shares outstanding-the portfolio has an unlimited number of shares authorized with no par value.
Net assets	$1,074,438	$378,167,322	$107,310,284	$20,986,134	$187,625,775
Shares outstanding	108,589	42,713,333	12,512,215	2,007,592	19,769,558
Net asset value per share	$9.89	$8.85	$8.58	$10.45	$9.49
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	28

STATEMENTS OF OPERATIONS For the six months ended 11-30-24 (unaudited)

	Managed Account Shares Bond Completion Portfolio	Managed Account Shares Investment-Grade Corporate Bond Portfolio	Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	Managed Account Shares Securitized Debt Portfolio
Investment income
Interest	$25,015	$8,011,656	$2,593,586	$496,104	$3,463,459
Dividends from affiliated investments	196	52,878	27,116	7,062	92,830
Dividends from unaffiliated investments	—	—	12,522	—	—
Total investment income	25,211	8,064,534	2,633,224	503,166	3,556,289
Expenses
Investment management fees	3,250	918,652	239,188	65,976	481,058
Accounting and legal services fees	96	27,941	7,372	1,957	14,572
Trustees’ fees	11	2,628	647	266	1,476
Custodian fees	5,560	17,383	10,210	5,890	13,617
State registration fees	4,392	20,518	14,099	12,329	17,444
Printing and postage	4,714	5,974	5,946	5,404	5,982
Professional fees	52,040	26,114	22,967	19,967	24,219
Other	19,506	7,024	4,855	3,492	5,501
Total expenses	89,569	1,026,234	305,284	115,281	563,869
Less expense reductions	(89,568)	(1,025,414)	(305,231)	(115,263)	(563,753)
Net expenses	1	820	53	18	116
Net investment income	25,210	8,063,714	2,633,171	503,148	3,556,173
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	33	1,304,616	391,632	100,357	307,967
Affiliated investments	(4)	1,161	573	(23)	2,093
	29	1,305,777	392,205	100,334	310,060
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	28,154	4,407,800	768,713	390,992	2,470,370
Affiliated investments	(1)	(121)	48	120	(5)
	28,153	4,407,679	768,761	391,112	2,470,365
Net realized and unrealized gain	28,182	5,713,456	1,160,966	491,446	2,780,425
Increase in net assets from operations	$53,392	$13,777,170	$3,794,137	$994,594	$6,336,598
29	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Managed Account Shares Bond Completion Portfolio		Managed Account Shares Investment-Grade Corporate Bond Portfolio		Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
	Six months ended 11-30-24 (unaudited)	Period ended 5-31-24[1]	Six months ended 11-30-24 (unaudited)	Year ended 5-31-24	Six months ended 11-30-24 (unaudited)	Year ended 5-31-24
Increase (decrease) in net assets
From operations
Net investment income	$25,210	$21,526	$8,063,714	$9,391,135	$2,633,171	$3,405,552
Net realized gain (loss)	29	(1,187)	1,305,777	(1,329,962)	392,205	(1,603,816)
Change in net unrealized appreciation (depreciation)	28,153	(38,843)	4,407,679	4,540,856	768,761	3,362,026
Increase (decrease) in net assets resulting from operations	53,392	(18,504)	13,777,170	12,602,029	3,794,137	5,163,762
Distributions to shareholders
From earnings	(24,167)	(20,975)	(8,205,957)	(9,597,881)	(2,674,314)	(3,421,669)
Total distributions	(24,167)	(20,975)	(8,205,957)	(9,597,881)	(2,674,314)	(3,421,669)
From portfolio share transactions	58,852	1,025,840	135,211,985	137,354,388	47,047,076	18,817,102
Total increase	88,077	986,361	140,783,198	140,358,536	48,166,899	20,559,195
Net assets
Beginning of period	986,361	—	237,384,124	97,025,588	59,143,385	38,584,190
End of period	$1,074,438	$986,361	$378,167,322	$237,384,124	$107,310,284	$59,143,385

[1]	Period from 12-18-23 (commencement of operations) to 5-31-24.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	30

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Managed Account Shares Non- Investment-Grade Municipal Bond Portfolio		Managed Account Shares Securitized Debt Portfolio
	Six months ended 11-30-24 (unaudited)	Year ended 5-31-24	Six months ended 11-30-24 (unaudited)	Year ended 5-31-24
Increase (decrease) in net assets
From operations
Net investment income	$503,148	$1,022,381	$3,556,173	$4,357,272
Net realized gain (loss)	100,334	26,392	310,060	(249,869)
Change in net unrealized appreciation (depreciation)	391,112	627,564	2,470,365	2,730,516
Increase (decrease) in net assets resulting from operations	994,594	1,676,337	6,336,598	6,837,919
Distributions to shareholders
From earnings	(481,312)	(958,435)	(3,066,060)	(4,277,268)
Total distributions	(481,312)	(958,435)	(3,066,060)	(4,277,268)
From portfolio share transactions	6,241	69,999	55,416,722	46,140,446
Total increase	519,523	787,901	58,687,260	48,701,097
Net assets
Beginning of period	20,466,611	19,678,710	128,938,515	80,237,418
End of period	$20,986,134	$20,466,611	$187,625,775	$128,938,515
31	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights
MANAGED ACCOUNT SHARES BOND COMPLETION PORTFOLIO

Period ended	11-30-24[1]	5-31-24[2]
Per share operating performance
Net asset value, beginning of period	$9.62	$10.00
Net investment income[3]	0.24	0.21
Net realized and unrealized gain (loss) on investments	0.26	(0.39)
Total from investment operations	0.50	(0.18)
Less distributions
From net investment income	(0.23)	(0.20)
Net asset value, end of period	$9.89	$9.62
Total return (%)[4]	5.25[5]	(1.76)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	17.36[6]	14.21[7]
Expenses including reductions	—[6,8]	—[7,8]
Net investment income	4.89[6]	4.80[6]
Portfolio turnover (%)	28	10

[1]	Six months ended 11-30-24. Unaudited.
[2]	Period from 12-18-23 (commencement of operations) to 5-31-24.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Less than 0.005%.
MANAGED ACCOUNT SHARES INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20[2]
Per share operating performance
Net asset value, beginning of period	$8.64	$8.54	$8.97	$10.34	$10.02	$10.00
Net investment income[3]	0.24	0.48	0.40	0.29	0.28	0.30
Net realized and unrealized gain (loss) on investments	0.22	0.11	(0.39)	(1.24)	0.43	0.07
Total from investment operations	0.46	0.59	0.01	(0.95)	0.71	0.37
Less distributions
From net investment income	(0.25)	(0.49)	(0.44)	(0.39)	(0.38)	(0.35)
From net realized gain	—	—	—	(0.03)	(0.01)	—
Total distributions	(0.25)	(0.49)	(0.44)	(0.42)	(0.39)	(0.35)
Net asset value, end of period	$8.85	$8.64	$8.54	$8.97	$10.34	$10.02
Total return (%)[4]	5.36[5]	7.14	0.19	(9.54)	7.09	3.74[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$378	$237	$97	$37	$24	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70[6]	0.74	0.85	0.91	1.17	1.87[6]
Expenses including reductions	—[6,7]	—[7]	—[7]	—[7]	—	—[6]
Net investment income	5.53[6]	5.64	4.72	2.90	2.73	3.33[6]
Portfolio turnover (%)	23	41	42	40	58	39

[1]	Six months ended 11-30-24. Unaudited.
[2]	Period from 7-9-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	32

MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20[2]
Per share operating performance
Net asset value, beginning of period	$8.41	$8.07	$8.77	$9.85	$9.10	$10.00
Net investment income[3]	0.30	0.59	0.52	0.45	0.48	0.52
Net realized and unrealized gain (loss) on investments	0.17	0.34	(0.65)	(1.01)	0.83	(0.87)
Total from investment operations	0.47	0.93	(0.13)	(0.56)	1.31	(0.35)
Less distributions
From net investment income	(0.30)	(0.59)	(0.57)	(0.52)	(0.56)	(0.55)
Net asset value, end of period	$8.58	$8.41	$8.07	$8.77	$9.85	$9.10
Total return (%)[4]	5.68[5]	11.99	(1.35)	(5.98)	14.69	(3.62)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$107	$59	$39	$39	$23	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80[6]	0.94	0.98	0.92	1.32	1.93[6]
Expenses including reductions	—[6,7]	—[7]	—[7]	—[7]	—	—[6,7]
Net investment income	6.94[6]	7.19	6.32	4.76	4.96	6.03[6]
Portfolio turnover (%)	18	56	87	35	34	40

[1]	Six months ended 11-30-24. Unaudited.
[2]	Period from 7-9-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Less than 0.005%.
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE MUNICIPAL BOND PORTFOLIO

Period ended	11-30-24[1]	5-31-24	5-31-23[2]
Per share operating performance
Net asset value, beginning of period	$10.20	$9.84	$10.00
Net investment income[3]	0.25	0.51	0.13
Net realized and unrealized gain (loss) on investments	0.24	0.33	(0.16)
Total from investment operations	0.49	0.84	(0.03)
Less distributions
From net investment income	(0.24)	(0.48)	(0.13)
Net asset value, end of period	$10.45	$10.20	$9.84
Total return (%)[4,5]	4.83[6]	8.73	(0.29)[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$21	$20	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10[7]	1.07	1.59[8]
Expenses including reductions	—[7,9]	—[9]	—[8]
Net investment income	4.82[7]	5.10	4.34[7]
Portfolio turnover (%)	11	13	19

[1]	Six months ended 11-30-24. Unaudited.
[2]	Period from 2-8-23 (commencement of operations) to 5-31-23.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Total returns would have been lower had certain expenses not been reduced during the period.
[6]	Not annualized.
[7]	Annualized.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Less than 0.005%.
33	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

MANAGED ACCOUNT SHARES SECURITIZED DEBT PORTFOLIO

Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20[2]
Per share operating performance
Net asset value, beginning of period	$9.26	$9.06	$9.33	$10.17	$9.96	$10.00
Net investment income[3]	0.22	0.40	0.36	0.24	0.25	0.25
Net realized and unrealized gain (loss) on investments	0.20	0.19	(0.28)	(0.84)	0.25	(0.02)
Total from investment operations	0.42	0.59	0.08	(0.60)	0.50	0.23
Less distributions
From net investment income	(0.19)	(0.39)	(0.35)	(0.23)	(0.27)	(0.27)
From net realized gain	—	—	—	(0.01)	(0.02)	—
Total distributions	(0.19)	(0.39)	(0.35)	(0.24)	(0.29)	(0.27)
Net asset value, end of period	$9.49	$9.26	$9.06	$9.33	$10.17	$9.96
Total return (%)[4]	4.56[5]	6.64	0.87	(5.98)	5.02	2.37[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$188	$129	$80	$37	$25	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	0.74[6]	0.80	0.83	0.93	1.25	1.86[6]
Expenses including reductions	—[6,7]	—[7]	—[7]	—	—	—[6]
Net investment income	4.66[6]	4.36	3.97	2.39	2.48	2.80[6]
Portfolio turnover (%)	15	40	53	54	32	41

[1]	Six months ended 11-30-24. Unaudited.
[2]	Period from 7-9-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	34

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Managed Account Shares Bond Completion Portfolio, John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio, John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio, John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio and John Hancock Managed Account Shares Securitized Debt Portfolio (collectively, John Hancock Managed Account Shares Portfolios, or the Portfolios, and individually, Portfolio) are each a series of John Hancock Strategic Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective for each portfolio, except for John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio is to seek high level of current income consistent with prudent investment risk. The investment objective for John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio is to seek a high level of interest income exempt from federal income tax.
Shares of the portfolios may be purchased only by or on behalf of separately managed account clients where the portfolios’ subadvisor or an affiliate of the subadvisor (each a “Managed Account Adviser”) has an agreement with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker dealer), or directly with the client, to provide management or advisory services to the managed account.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the funds’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolios in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of November 30, 2024, by major security category or type:
	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Bond Completion Portfolio
Investments in securities:
Assets
U.S. Government and Agency obligations	$956,313	—	$956,313	—
Corporate bonds	161,164	—	161,164	—
35	JOHN HANCOCK MANAGED ACCOUNT SHARES |

	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Bond Completion Portfolio (continued)
Short-term investments	$10,778	$10,778	—	—
Total investments in securities	$1,128,255	$10,778	$1,117,477	—

Managed Account Shares Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Corporate bonds	$373,257,749	—	$373,257,749	—
Municipal bonds	320,749	—	320,749	—
Short-term investments	6,279,342	$6,279,342	—	—
Total investments in securities	$379,857,840	$6,279,342	$373,578,498	—

Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Corporate bonds	$104,270,747	—	$104,270,747	—
Term loans	261,733	—	261,733	—
Asset-backed securities	383,857	—	383,857	—
Common stocks	8,019	—	8,019	—
Preferred securities	387,111	$387,111	—	—
Short-term investments	1,240,606	1,240,606	—	—
Total investments in securities	$106,552,073	$1,627,717	$104,924,356	—

Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
Investments in securities:
Assets
Municipal bonds	$21,517,119	—	$21,517,119	—
Short-term investments	322,326	$322,326	—	—
Total investments in securities	$21,839,445	$322,326	$21,517,119	—

Managed Account Shares Securitized Debt Portfolio
Investments in securities:
Assets
Collateralized mortgage obligations	$66,391,513	—	$66,391,513	—
Asset-backed securities	119,797,548	—	119,797,548	—
Short-term investments	3,882,579	$3,882,579	—	—
Total investments in securities	$190,071,640	$3,882,579	$186,189,061	—
When-issued/delayed-delivery securities. The portfolios may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Mortgage and asset-backed securities. The portfolios may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay
| JOHN HANCOCK MANAGED ACCOUNT SHARES	36

their debt before its stated maturity. This may result in the portfolios having to reinvest the proceeds in lower yielding securities, effectively reducing the portfolios’ income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the portfolios’ cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The portfolios are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on an asset-based allocation and is reflected in Other expenses on the Statements of operations.
Commitment fees for the six months ended November 30, 2024 were as follows:
Portfolio	Commitment fee
Managed Account Shares Bond Completion Portfolio	$996
Managed Account Shares Investment-Grade Corporate Bond Portfolio	1,858
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	1,205
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	1,063
Managed Account Shares Securitized Debt Portfolio	1,455
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolios’ relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. The Managed Account Shares Bond Completion Portfolio incurred offering costs of $82,169 which are amortized over the fund’s first year of operations. During the six months ended November 30, 2024, $46,408 of offering costs were expensed and $3,803 of unamortized offering cost are included in Other assets within the Statements of assets and liabilities.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
37	JOHN HANCOCK MANAGED ACCOUNT SHARES |

For federal income tax purposes, as of May 31, 2024, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. These carryforwards do not expire. The following table details the capital loss carryforwards available as of May 31, 2024:
	No Expiration Date
Portfolio	Short Term	Long Term
Managed Account Shares Bond Completion Portfolio	$916	—
Managed Account Shares Investment-Grade Corporate Bond Portfolio	853,717	$2,808,466
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	1,957,143	3,749,538
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	1,129	—
Managed Account Shares Securitized Debt Portfolio	265,336	1,104,255
As of May 31, 2024, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on November 30, 2024, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Managed Account Shares Bond Completion Portfolio	$1,139,312	$1,414	$(12,471)	$(11,057)
Managed Account Shares Investment-Grade Corporate Bond Portfolio	375,272,768	6,572,549	(1,987,477)	4,585,072
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	105,935,383	1,428,077	(811,387)	616,690
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	21,022,394	1,098,640	(281,589)	817,051
Managed Account Shares Securitized Debt Portfolio	187,898,414	3,116,647	(943,421)	2,173,226
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare dividends daily and pay them monthly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. The final determination of tax characteristics of the funds’ distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, distributions payable, and amortization and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor equivalent on an annual basis to the sum of 0.63% of the portfolios’ average daily net assets. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive or reimburse 100% of the portfolios’ operating expenses. Expenses, means all expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, borrowing costs, acquired fund fees and expenses paid indirectly. This agreement expires on September 30, 2025 for all funds except Managed Account Shares Bond Completion Portfolio, which will expire on September 30, 2026, unless renewed by mutual agreement of the portfolios and Advisor based upon a determination that this is appropriate under the circumstances at that time.
The portfolios are an integral part of a separately managed account program, and the portfolios’ manager, the portfolios’ subadvisor or their affiliates will be compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services. Participants in a separately managed account program pay a “wrap” fee to the sponsor of the program. Participants pay no additional fees or expenses to purchase shares of the portfolios.
| JOHN HANCOCK MANAGED ACCOUNT SHARES	38

For the six months ended November 30, 2024, the expense reductions described above amounted to the following:

Portfolio	Expense Reductions
Managed Account Shares Bond Completion Portfolio	$89,568
Managed Account Shares Investment-Grade Corporate Bond Portfolio	1,025,414
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	305,231
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	115,263
Managed Account Shares Securitized Debt Portfolio	563,753
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2024, were equivalent to a net annual effective rate of 0.00% of each portfolio’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended November 30, 2024, amounted to an annual rate of 0.02% of the portfolios’ average daily net assets. For the six months ended November 30, 2024, these fees have been waived by the Advisor.
Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, based on the average daily net assets. For the six months ended November 30, 2024, the portfolios did not incur any transfer agent fees.
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the six months ended November 30, 2024 and for the year ended May 31, 2024 were as follows:
	Six Months Ended 11-30-24		Period Ended 5-31-24[1]
	Shares	Amount	Shares	Amount
Managed Account Shares Bond Completion Portfolio
Sold	6,006	$58,875	102,585	$1,025,840
Repurchased	(2)	(23)	—	—
Net increase	6,004	$58,852	102,585	$1,025,840
Total net increase	6,004	$58,852	102,585	$1,025,840

[1]	Period from 12-18-23 (commencement of operations) to 5-31-24.

	Six Months Ended 11-30-24		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Managed Account Shares Investment-Grade Corporate Bond Portfolio
Sold	18,573,483	$164,622,454	18,950,489	$161,597,649
Repurchased	(3,337,865)	(29,410,469)	(2,834,590)	(24,243,261)
Net increase	15,235,618	$135,211,985	16,115,899	$137,354,388
Total net increase	15,235,618	$135,211,985	16,115,899	$137,354,388

	Six Months Ended 11-30-24		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Sold	6,362,903	$54,591,074	5,221,184	$42,734,747
Repurchased	(884,632)	(7,543,998)	(2,971,061)	(23,917,645)
Net increase	5,478,271	$47,047,076	2,250,123	$18,817,102
Total net increase	5,478,271	$47,047,076	2,250,123	$18,817,102

39	JOHN HANCOCK MANAGED ACCOUNT SHARES |

	Six Months Ended 11-30-24		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
Sold	599	$6,241	6,993	$69,999
Net increase	599	$6,241	6,993	$69,999
Total net increase	599	$6,241	6,993	$69,999

	Six Months Ended 11-30-24		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Managed Account Shares Securitized Debt Portfolio
Sold	7,467,989	$70,798,477	9,526,658	$86,608,982
Repurchased	(1,629,686)	(15,381,755)	(4,448,815)	(40,468,536)
Net increase	5,838,303	$55,416,722	5,077,843	$46,140,446
Total net increase	5,838,303	$55,416,722	5,077,843	$46,140,446
Affiliates of the portfolios owned 100% of shares of Managed Account Shares Bond Completion Portfolio and Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio on November 30, 2024. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended November 30, 2024:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Managed Account Shares Bond Completion Portfolio	$196,988	$178,243	$130,459	$162,102
Managed Account Shares Investment-Grade Corporate Bond Portfolio	—	201,547,909	—	67,436,304
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	—	60,102,042	—	13,591,455
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	—	3,149,094	—	2,262,015
Managed Account Shares Securitized Debt Portfolio	—	78,553,191	—	23,075,764
Note 7—Industry or sector risk
The portfolios may invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a portfolio’s assets are economically tied to a single or small number of industries or sectors of the economy, the portfolio will be less diversified than a more broadly diversified portfolio, and it may cause the portfolio to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the portfolio’s NAV more volatile. Further, a portfolio that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment in affiliated underlying funds
The portfolios may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Managed Account Shares Bond Completion Portfolio
John Hancock Collateral Trust	1,078	$20,339	$167,680	$(177,236)	$(4)	$(1)	$196	—	$10,778
Managed Account Shares Investment-Grade Corporate Bond Portfolio
John Hancock Collateral Trust	627,765	$987,385	$66,636,197	$(61,345,280)	$1,161	$(121)	$52,878	—	$6,279,342
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
John Hancock Collateral Trust	124,027	$946,467	$23,655,997	$(23,362,479)	$573	$48	$27,116	—	$1,240,606
| JOHN HANCOCK MANAGED ACCOUNT SHARES	40

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
John Hancock Collateral Trust	32,224	$149,960	$1,375,049	$(1,202,780)	$(23)	$120	$7,062	—	$322,326
Managed Account Shares Securitized Debt Portfolio
John Hancock Collateral Trust	388,153	$5,197,588	$40,100,486	$(41,417,583)	$2,093	$(5)	$92,830	—	$3,882,579
41	JOHN HANCOCK MANAGED ACCOUNT SHARES |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24–27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28–30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24–27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
| JOHN HANCOCK MANAGED ACCOUNT SHARES	42

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the fund’s performance;
(b)considered the comparative performance of an applicable benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one- and three-year periods ended December 31, 2023 and for the period from July 31, 2019 through December 31, 2023. The Board took into account management’s discussion of the fund’s performance, including the fund’s favorable performance relative to the benchmark index for the one- and three-year periods and for the period from July 31, 2019 through December 31, 2023.The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund were equal to the peer group median.
The Board noted that the fund is intended to serve solely as a completion vehicle for separately managed accounts and that the fund is not distributed on a stand- alone basis. As such, and consistent with these types of products, the Board further noted that the Advisor is waiving the fund’s net total expenses to zero. The Board also took into account management’s discussion with respect to the management fee, the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the fund, is responsible for paying the subadvisory fees. As discussed above, the Board also noted that the Advisor has agreed to waive fees and/or reimburse expenses with respect to the fund.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)reviewed financial information of the Advisor;
(b)reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
43	JOHN HANCOCK MANAGED ACCOUNT SHARES |

(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)noted that the subadvisory fee for the fund is paid by the Advisor;
(k)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)considered that the Advisor has agreed to waive all of its management fee and/or reimburse or pay operating expenses of the fund to reduce operating expenses to zero;
(b)also took into account management’s discussion of the fund’s advisory fee structure; and
(c)also considered the potential effect of the fund’s future growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex); and
(2)the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
| JOHN HANCOCK MANAGED ACCOUNT SHARES	44

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the fund’s performance has generally been in line with or outperformed the historical performance of the fund’s benchmark index;
(3)the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)noted that the subadvisory fees are paid by the Advisor not the fund.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
45	JOHN HANCOCK MANAGED ACCOUNT SHARES |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24–27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28–30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24–27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
| JOHN HANCOCK MANAGED ACCOUNT SHARES	46

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the fund’s performance;
(b)considered the comparative performance of an applicable benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one- and three-year periods ended December 31, 2023 and for the period from July 31, 2019 through December 31, 2023. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to its benchmark index for the one- and three-year periods and for the period from July 31, 2019 through December 31, 2023 including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund were equal to the peer group median.
The Board noted that the fund is intended to serve solely as a completion vehicle for separately managed accounts and that the fund is not distributed on a stand- alone basis. As such, and consistent with these types of products, the Board further noted that the Advisor is waiving the fund’s net total expenses to zero. The Board also took into account management’s discussion with respect to the management fee, the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the fund, is responsible for paying the subadvisory fees. As discussed above, the Board also noted that the Advisor has agreed to waive fees and/or reimburse expenses with respect to the fund.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)reviewed financial information of the Advisor;
(b)reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
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(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)noted that the subadvisory fee for the fund is paid by the Advisor;
(k)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)considered that the Advisor has agreed to waive all of its management fee and/or reimburse or pay operating expenses of the fund to reduce operating expenses to zero;
(b)also took into account management’s discussion of the fund’s advisory fee structure; and
(c)also considered the potential effect of the fund’s future growth in size on their performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex); and
(2)the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
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Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)noted that the subadvisory fees are paid by the Advisor not the fund.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24–27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28–30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24–27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
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In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the fund’s performance;
(b)considered the comparative performance of an applicable benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and its peer group median for the period from February 28, 2023 through December 31, 2023. The Board took into account management’s discussion of the fund’s performance, including the fund’s favorable performance relative to the benchmark index and its peer group median for the period from February 28, 2023 through December 31, 2023. The Board also noted the fund’s limited performance history.  The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund were equal to the peer group median.
The Board noted that the fund is intended to serve solely as a completion vehicle for separately managed accounts and that the fund is not distributed on a stand- alone basis. As such, and consistent with these types of products, the Board further noted that the Advisor is waiving the fund’s net total expenses to zero. The Board also took into account management’s discussion with respect to the management fee, the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the fund, is responsible for paying the subadvisory fees. As discussed above, the Board also noted that the Advisor has agreed to waive fees and/or reimburse expenses with respect to the fund.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)reviewed financial information of the Advisor;
(b)reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
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(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)noted that the subadvisory fee for the fund is paid by the Advisor;
(k)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)considered that the Advisor has agreed to waive all of its management fee and/or reimburse or pay operating expenses of the fund to reduce operating expenses to zero;
(b)also took into account management’s discussion of the fund’s advisory fee structure; and
(c)also considered the potential effect of the fund’s future growth in size on their performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex); and
(2)the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
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Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)noted that the subadvisory fees are paid by the Advisor not the fund.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Managed Account Shares Securitized Debt Portfolio (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24–27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28–30, 2024.The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24–27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
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In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the fund’s performance;
(b)considered the comparative performance of an applicable benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one- and three-year periods ended December 31, 2023 and for the period from July 31, 2019 through December 31, 2023.  The Board took into account management’s discussion of the fund’s performance, including the fund’s favorable performance relative to the benchmark index for the one- and three-year periods and for the period from July 31, 2019 through December 31, 2023. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund were equal to the peer group median.
The Board noted that the fund is intended to serve solely as a completion vehicle for separately managed accounts and that the fund is not distributed on a stand- alone basis. As such, and consistent with these types of products, the Board further noted that the Advisor is waiving the fund’s net total expenses to zero. The Board also took into account management’s discussion with respect to the management fee, the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the fund, is responsible for paying the subadvisory fees. As discussed above, the Board also noted that the Advisor has agreed to waive fees and/or reimburse expenses with respect to the fund.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)reviewed financial information of the Advisor;
(b)reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
55	JOHN HANCOCK MANAGED ACCOUNT SHARES |

(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)noted that the subadvisory fee for the fund is paid by the Advisor;
(k)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)considered that the Advisor has agreed to waive all of its management fee and/or reimburse or pay operating expenses of the fund to reduce operating expenses to zero;
(b)also took into account management’s discussion of the fund’s advisory fee structure; and
(c)also considered the potential effect of the fund’s future growth in size on their performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex); and
(2)the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
| JOHN HANCOCK MANAGED ACCOUNT SHARES	56

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2) the fund’s performance has generally been in line with or outperformed the historical performance of the fund’s benchmark index;
(3)the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)noted that the subadvisory fees are paid by the Advisor not the fund.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
57	JOHN HANCOCK MANAGED ACCOUNT SHARES |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-247-0278, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Managed Account Shares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4089597	JHMASSA 11/24
1/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATE PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President, Principal Executive Officer
Date:	January 14, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President, Principal Executive Officer
Date:	January 14, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer, Principal Financial Officer
Date:	January 14, 2025